1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 58                               [X]

                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 59                                              [X]

                     STEIN ROE INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Stein Roe Investment Trust    Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Special Venture Fund, Stein Roe Growth Opportunities Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Growth Investor Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

The prospectuses and statements of additional information relating to the series of Stein Roe Investment Trust designated Stein Roe Young Investor Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, Stein Roe Growth Investor Fund, and Stein Roe International Fund are not affected by the filing of this Post-Effective Amendment No. 58.

                   STEIN ROE INVESTMENT TRUST

            Supplement to Feb. 1, 1999 Prospectus
                         ________________

STEIN ROE CAPITAL OPPORTUNITIES FUND

The Board of Trustees of Stein Roe Investment Trust has called a special meeting of shareholders of Stein Roe Capital Opportunities Fund (Cap Op Fund) for August 17, 1999. Cap Op Fund shareholders of record on June 18, 1999, will be entitled to vote at the meeting. The Board has recommended that shareholders approve a proposed reorganization under which shareholders of Cap Op Fund would receive, in exchange for their Cap Op Fund shares, shares of Stein Roe Growth Investor Fund, another series of the Trust. If approved by shareholders, the reorganization is expected to take place at 3:00 p.m. on August 20, 1999, at which time Cap Op Fund would terminate. If the reorganization is approved by shareholders, the Trust will not accept any purchase orders to open new accounts of Cap Op Fund after the close of business on the day of shareholder approval.

Effective May 6, 1999, Cap Op Fund's portfolio managers are Erik
P. Gustafson and David P. Brady. Mr. Gustafson joined Stein Roe & Farnham Incorporated in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He is portfolio manager of SR&F Growth Investor Portfolio (the master fund of Stein Roe Young Investor Fund and Stein Roe Growth Investor Fund) and SR&F Growth Stock Portfolio. Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund and is a senior vice president. He is portfolio manager of SR&F Growth Investor Portfolio and Stein Roe Large Company Focus Fund and associate portfolio manager of SR&F Growth Stock Portfolio.

STEIN ROE SPECIAL FUND

Effective May 6, 1999, the name of Stein Roe Special Fund is changed to Stein Roe Disciplined Stock Fund. The Fund's principal investment strategy is changed to the following:

     PRINCIPAL INVESTMENT STRATEGY   Disciplined Stock Fund
     invests all of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the manager will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio manager will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks for the Portfolio, the portfolio manger will focus on companies with sales and earnings that he believes will generally grow at above-average rates relative to their industry peers. The portfolio manager may also look for companies that are perhaps growing more slowly but whose valuation may be attractive based on earnings, cash flow and/or assets.

The first paragraph on page 30 of the prospectus, describing principal investment risks, is changed to read as follows:

     Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a smaller management group than larger companies. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Effective May 6, 1999, the portfolio manager of Stein Roe Disciplined Stock Fund and SR&F Disciplined Stock Portfolio is Daniel K. Cantor. Mr. Cantor has also been portfolio manager of SR&F Growth & Income Portfolio since its inception in 1997 and manager of Stein Roe Growth & Income Fund since 1995. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor was a co-manager of Stein Roe Young Investor Fund from 1994 to 1995. Mr. Cantor is a senior vice president of Stein Roe. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

Prior to Mr. Cantor becoming portfolio manager, the Fund generally purchased stocks of companies that the portfolio manager believed were undervalued, underfollowed or out of favor. Mr. Cantor will implement the Fund's revised principal investment strategy as soon as is practicable in the ordinary course of managing the Fund's investment portfolio.

STEIN ROE GROWTH OPPORTUNITIES FUND

Effective May 6, 1999, the name of Stein Roe Growth Opportunities
Fund is changed to Stein Roe Midcap Growth Fund. The Fund's principal investment strategy is changed to the following:

     PRINCIPAL INVESTMENT STRATEGY   Under normal market
     conditions, the Fund invests at least 65 percent of its assets in common stocks of midcap companies that the portfolio managers believe have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio managers consider midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio managers select companies based on their view of long-term rather than short-term earnings growth prospects.

Prior to this change, the Fund invested in common stocks of large-, mid- and small capitalization companies without any predetermined emphasis on any single capitalization category. The Fund's portfolio managers will implement the Fund's revised principal investment strategy as soon as is practicable in the ordinary course of managing the Fund's investment portfolio.

STEIN ROE SPECIAL VENTURE FUND

The Board of Trustees voted on May 4, 1999, to liquidate Stein Roe Special Venture Fund. The Board directed that sales of Special Venture Fund shares be suspended as of the close of business on May 10, 1999, and that the Fund be liquidated on June 28, 1999, or before that time if all shareholders have redeemed their interests in the Fund. In the case of shares held in qualified retirement plans for which Stein Roe does not receive transfer instructions by the liquidation date, Stein Roe will transfer such shares to Stein Roe Cash Reserves Fund.

The Board's decision to liquidate Special Venture Fund was prompted by the Fund's relatively small size and the belief that, under current conditions, it would not be likely to attract significant new assets in the near future. Funds of nominal asset size generally tend to be inefficient for shareholders-they may have higher expense ratios, less investment flexibility and, consequently, lower returns over the long term.

                This Supplement is Dated May __, 1999

Stein Roe Domestic Equity Funds

     Balanced Fund
     Growth & Income Fund
     Growth Stock Fund
     Growth Opportunities Fund
     Special Fund
     Special Venture Fund
     Capital Opportunities Fund
     Large Company Focus Fund

Prospectus
Feb. 1, 1999






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategy;
principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.


1      Balanced Fund

9      Growth & Income Fund

16     Growth Stock Fund

22     Growth Opportunities Fund

29     Special Fund

36     Special Venture Fund

43     Capital Opportunities Fund

50     Large Company Focus Fund

55     Financial Highlights

64     Your Account
           Purchasing Shares
           Opening an Account
           Determining Share Price (NAV)
           Selling Shares
           Exchanging Shares
           Dividends and Distributions

79     Other Investments and Risks
           Market Capitalization
           Futures
           Portfolio Turnover
           Temporary Defensive Positions
           Interfund Lending Program

84     The Funds' Management
           Investment Adviser
           Portfolio Managers
           Master/Feeder Fund Structure
           Year 2000 Readiness

[Callout]
DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.
(For more information, see page 79.)
[End Callout]

THE FUNDS
STEIN ROE BALANCED FUND

INVESTMENT GOAL
Stein Roe Balanced Fund seeks long-term growth of capital and current income consistent with reasonable investment risk.

PRINCIPAL INVESTMENT STRATEGY
Balanced Fund invests all of its assets in SR&F Balanced Portfolio as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

The Portfolio also invests at least 25 percent of its assets in bonds. The Portfolio purchases bonds that are "investment grade"- that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio managers set the Portfolio's asset allocation between stocks, bonds and cash based upon recommendations of Stein Roe's Investment Committee. The portfolio managers may change the allocation if the Investment Committee recommends a change. The committee makes its recommendations based upon economic, market and other factors that affect investment opportunities.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities
The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds having longer durations. Duration mathematically measures how quickly the principal and interest of a bond are expected to be prepaid.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Balanced Fund if you:
* are a long-term investor and want a fund that offers both stocks and bonds in the same investment
* want a fund that can invest in both domestic and international stocks
* are a first-time investor or want to invest primarily in just one fund
* want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks
* want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

Balanced Fund is not appropriate for investors who:
* can't tolerate volatility or possible losses
* are saving for a short-term investment
* don't want current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%              29.59%
20% 20.34%                                22.65%
15%                                            17.05% 17.47%
10%                          12.34%                         12.19%
5%                      7.89%
0%
-5%       -1.72%                   -4.12%
    1989   1990   1991  1992  1993  1994  1995  1996   1997  1998

[  ] Balanced Fund
Best quarter: 4th quarter 1998, +12.53%
Worst quarter: 3rd quarter 1990, -9.49%

AVERAGE ANNUAL TOTAL RETURNS
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

          AVERAGE ANNUAL TOTAL RETURNS
                 Periods ending Dec. 31, 1998
                   1 yr      5 yr     10 yr
Balanced Fund      12.19%   12.65%    12.92%
S&P 500 Index*     28.60%   24.05%    19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                       0.70%
Distribution 12b-1 fees                  None
Other expenses                           0.33%
Total annual fund operating expenses     1.03%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                      EXPENSE EXAMPLE
                 1 yr    3 yrs    5 yrs    10 yrs
Balanced Fund    $105    $328     $569     $1,259

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE GROWTH & INCOME FUND

INVESTMENT GOAL
Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY
Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth & Income Fund if you:
* want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
* are a long-term investor looking for steady, not aggressive, growth potential
* are a first-time investor or want to invest primarily in just one stock fund

Growth & Income Fund is not appropriate for investors who:
* are unable to tolerate the risk and volatility associated with stock market investing
* are saving for a short-term investment
* don't want current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30% 31.00%      32.42%                    30.15%
25%                                                   25.71%
20%                                             21.81%
15%                                                         19.54%
10%                   10.01% 12.86%
5%
0%                                 -0.14%
-5%       -1.72%
    1989   1990  1991  1992   1993   1994  1995  1996  1997  1998

[  ] Growth & Income Fund
Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1990, -12.06%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                      Periods ending Dec. 31, 1998
                      1 yr       5 yr      10 yr
Growth & Income Fund  19.54%    18.93%     17.55%
S&P 500 Index*        28.60%    24.05%     19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                    0.75%
Distribution 12b-1 fees               None
Other expenses                        0.32%
Total annual fund operating expenses  1.07%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                        EXPENSE EXAMPLE
                       1 yr    3 yrs    5 yrs    10 yrs
Growth & Income Fund   $109    $340     $590     $1,306

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE GROWTH STOCK FUND
This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL
Stein Roe Growth Stock Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Growth Stock Fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth Stock Fund if you:
* are a long-term investor and want to participate in the market for large-capitalization growth stocks
* can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

Growth Stock Fund is not appropriate for investors who:
* are unable to tolerate the risk and volatility associated with stock market investing
* are saving for a short-term investment
* want regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                   YEAR-BY-YEAR TOTAL RETURNS
45%             46.00%
40%
35% 35.49%                            35.63%
30%                                               31.62%
25%                                                     25.54%
20%                                         20.94%
15%
10%
5%                    8.24%
0%        0.93%            2.84%
-5%                             -3.78%
     1989 1990   1991 1992  1993  1994  1995  1996  1997  1998

[  ] Growth Stock Fund
Best quarter: 4th quarter 1998, +24.78%
Worst quarter: 3rd quarter 1990, -16.61%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

              AVERAGE ANNUAL TOTAL RETURNS
                    Periods ending Dec. 31, 1998
                     1 yr        5 yr       10 yr
Growth Stock Fund   25.54%      21.13%     19.21%
S&P 500 Index*      28.60%      24.05%     19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                    0.73%
Distribution 12b-1 fees               None
Other expenses                        0.30%
Total annual fund operating expenses  1.03%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

EXPENSE EXAMPLE
                    1 yr    3 yrs    5 yrs    10 yrs
Growth Stock Fund   $105    $328     $569     $1,259

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL
Stein Roe Growth Opportunities Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Growth Opportunities Fund invests primarily in common stocks of large-, mid- and small-capitalization companies that the portfolio managers believe have long-term growth potential. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio managers consider companies of any size that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio managers seek to moderate the risks of investing in small and midsized companies by also investing in larger, more established companies. They select companies based on their view of long-term rather than short-term earnings growth prospects.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth Opportunities Fund if you:
* want the diversification of a fund that invests in growth companies of all sizes
* are a long-term investor

Growth Opportunities Fund is not appropriate for investors who:
* can't tolerate the risk and volatility associated with small stock investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
Growth Opportunities Fund commenced operations on June 30, 1997. The following charts show the Fund's performance through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
This chart illustrates performance for the one year period ended
Dec. 31, 1998 and provides an indication of the risks of investing in the Fund.

                 YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%
20%
15%     15.24%
10%
5%
0%
-5%
        1998

[  ] Growth Opportunities Fund
Best quarter: 4th quarter 1998, +21.33%
Worst quarter: 3rd quarter 1998, -18.35%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending Dec. 31, 1998
                            1 yr         Since Inception
                                         June 30, 1997
Growth Opportunities Fund   15.24%           16.83%
S&P 500 Index*              28.60%           26.45%
________
*The S&P 500 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.90%
Distribution 12b-1 fees                None
Other Expenses                         0.54%
Total annual fund operating expenses   1.44%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Stein Roe will reimburse Growth Opportunities Fund if its ordinary operating expenses exceed 1.25% of annual average net assets. The expense undertaking expires on Jan. 31, 2000, but may be terminated sooner by Stein Roe on 30 days' notice. After reimbursement, management fees were 0.71% and total annual fund operating expenses were 1.25%. A reimbursement lowers the expense ratio and increases overall return to investors.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

EXPENSE EXAMPLE
                           1 yr  3 yrs  5 yrs  10 yrs
Growth Opportunities Fund  $147  $456   $787   $1,724

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE SPECIAL FUND

INVESTMENT GOAL
Stein Roe Special Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Special Fund invests all of its assets in SR&F Special Portfolio as part of a master fund/feeder fund structure. Special Portfolio invests primarily in the common stocks of midcapitalization companies. It may also purchase the common stocks of small- and large- capitalization companies. The Portfolio generally purchases stocks of companies that the portfolio manager believes are undervalued, underfollowed or out of favor. It may invest in stocks that have limited marketability. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

To select investments for the Portfolio, the portfolio manager considers stocks that he believes have limited downside risk in comparison to their potential for above-average appreciation over the long term. The portfolio manager looks for companies that may benefit from a change such as a change in management or demand for its products that might cause its stock to appreciate.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Special Fund if you:
* believe that investing in the securities of companies that are undervalued, underfollowed or out of favor may provide strong opportunities for appreciation with managed risk
* are a long-term investor

Special Fund is not appropriate for investors who:
* can't tolerate the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                    YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35% 37.84%
30%             34.04%
25%                                                  25.94%
20%                         20.42%
15%                                     18.73% 18.81%
10%                   14.05%
5%
0%                                -3.35%
-5%      -5.81%
-10%                                                      -11.25%
-15%
     1989 1990   1991  1992  1993  1994  1995   1996  1997  1998

[  ] Special Fund
Best quarter: 1st quarter 1991, +19.00%
Worst quarter: 3rd quarter 1998, -18.13%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P Mid-Cap 400 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending Dec. 31, 1998
                         1 yr       5 yr        10 yr
Special Fund           -11.25%     8.79%       13.80%
S&P Mid-Cap 400 Index*  18.25%    18.67%       19.21%
________
*The S&P Mid-Cap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.84%
Distribution 12b-1 fees                None
Other expenses                         0.29%
Total annual fund operating expenses   1.13%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                    1 yr     3 yrs     5 yrs     10 yrs
Special Fund        $115     $359      $622      $1,375

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE SPECIAL VENTURE FUND

INVESTMENT GOAL
Stein Roe Special Venture Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Special Venture Fund invests all of its assets in SR&F Special Venture Portfolio as part of a master fund/feeder fund structure. Special Venture Portfolio invests primarily in a well-diversified portfolio of equity securities of attractively valued companies. It emphasizes investments in financially strong, small and midcapitalization companies. In selecting investments for the Portfolio, the portfolio managers attempt to identify attractively valued companies in the earlier phases of growth. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Special Venture Fund if you:
* like the upside potential of small- and midsized company stocks and can accept their greater price volatility
* are a long-term investor

Special Venture Fund is not appropriate for investors who:
* can't tolerate the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
Special Venture Fund commenced operations on Oct. 17, 1994. The following charts show the Fund's performance for the past four years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                  YEAR-BY-YEAR TOTAL RETURNS
35%
30%
25%    27.17%    28.65%
20%
15%
10%
5%                       9.67%
0%
-5%
-10%
-15%
-20%                            -21.55%
-25%
      1995       1996    1997     1998

[  ] Special Venture Fund
Best quarter: 2nd quarter 1997, +15.58%
Worst quarter: 3rd quarter 1998, -21.45%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Russell 2000 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                        Periods ending Dec. 31, 1998
                        1 yr         Since Inception
                                     Oct. 17, 1994
Special Venture Fund   -21.55%            9.71%
Russell 2000 Index*     -2.55%           14.49%
________
*The Russell 2000 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Russell
2000 Index is from Oct. 31, 1994 to Dec. 31, 1998.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.90%
Distribution 12b-1 fees                None
Other expenses                         0.38%
Total annual fund operating expenses   1.28%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                       1 yr     3 yrs     5 yrs     10 yrs
Special Venture Fund   $130     $406      $702      $1,545

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE CAPITAL OPPORTUNITIES FUND

INVESTMENT GOAL
Stein Roe Capital Opportunities Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the manager concentrates on stocks of small and midcapitalization companies which she believes have opportunities for growth. The Fund may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Capital Opportunities Fund if you:
* like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility
* believe that a company's earnings growth drives its stock price
* are a long-term investor and prefer a fund with a long-term investment horizon

Capital Opportunities Fund is not appropriate for investors who:
* can't tolerate the increased price volatility and risks associated with aggressive growth investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                      YEAR-BY-YEAR TOTAL RETURNS
65%
60%                62.79%
55%
50%                                       50.77%
45%
40%
35%  36.84%
30%
25%                           27.52%
20%                                             20.39%
15%
10%
5%                                                    6.15%
0%                       2.43%      0.00%
-5%                                                        -1.61%
-10%
-15%
-20%
-25%       -29.09%
-30%
      1989   1990  1991  1992  1993  1994   1995  1996 1997 1998

[  ] Capital Opportunities Fund
Best quarter: 1st quarter 1991, +24.90%
Worst quarter: 3rd quarter 1990, -33.14%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P Mid-Cap 400 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURNS
                              Periods ending Dec. 31, 1998
                               1 yr     5 yr        10 yr
Capital Opportunities Fund    -1.61%   13.65%      14.61%
S&P Mid-Cap 400 Index*        18.25%   18.67%      19.21%
________
*The S&P Mid-Cap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management fees(b)                       0.86%
Distribution 12b-1 fees                  None
Other expenses                           0.34%
Total annual fund operating expenses     1.20%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                            1 yr    3 yrs    5 yrs    10 yrs
Capital Opportunities Fund  $122    $381     $660     $1,455

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

THE FUNDS
STEIN ROE LARGE COMPANY FOCUS FUND

INVESTMENT GOAL
Stein Roe Large Company Focus Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Large Company Focus Fund invests in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's NAV and cause the Fund's NAV to fluctuate more than the NAV of diversified growth funds.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Large Company Focus Fund if you:
* want a mutual fund that invests in a limited number of large-cap growth stocks
* want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing
* are a long-term investor

Large Company Focus Fund is not appropriate for investors who:
* can't tolerate the greater price volatility associated with a fund that invests in a limited number of stocks
* are saving for a short-term investment
* need regular current income

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold
shares of the Fund.   You do not pay any sales charge when you
purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                    0.90%
Distribution 12b-1 fees               None
Other expenses                        0.71%
Total annual fund operating expenses  1.61%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on Jan. 31, 2000, but may be terminated sooner by Stein Roe on 30 days' notice. After reimbursement, management fees were 0.79% and total annual fund operating expenses were 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                           1 yr   3 yrs   5 yrs   10 yrs
Large Company Focus Fund   $164   $508    $876    $1,911

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Funds' annual report along with the financial statements. To request a Fund's annual report, please call 800-338-2550.

BALANCED FUND PER SHARE DATA

                                            For years ending September 30,
                                       1998     1997     1996     1995    1994
Net asset value, beginning
  of period                           $33.41   $30.07   $27.82   $25.78  $27.57
Income from investment operations
Net investment income                   0.95     0.95     1.00     1.33    1.15
Net gains (losses) on  securities
  (both realized and unrealized)       (0.90)    5.61     2.96     2.22   (1.06)
Total income from investment operations 0.05     6.56     3.96     3.55    0.09
Less distributions
Dividends (from net investment income) (0.76)   (0.96)   (1.01)   (1.23)  (1.17)
Distributions (from capital gains)     (2.00)   (2.26)   (0.70)   (0.28)  (0.71)
Total distributions                    (2.76)   (3.22)   (1.71)   (1.51)  (1.88)
Net asset value, end of period        $30.70   $33.41   $30.07   $27.82  $25.78
Total return                           0.14%   23.60%   14.83%   14.49%    0.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $247,852 $284,846 $231,063 $228,560 $229,274
Ratio of net expenses to average
 net assets                             1.03%   1.05%    1.05%    0.87%    0.83%
Ratio of net investment income to
 average net assets                     2.90%   3.02%    3.45%    5.14%    4.53%
Portfolio turnover rate                   N/A  15%(a)      87%      45%      29%

GROWTH & INCOME FUND
Per Share Data

                                            For years ending September 30,
                                       1998     1997    1996     1995     1994
Net asset value, beginning of period  $22.91  $18.39   $16.65   $14.54   $14.83
Income from investment operations
Net investment income                   0.24    0.30     0.27     0.34     0.18
Net gains on securities (both
 realized and unrealized)               0.55    5.15     3.22     2.56     0.40
Total income from investment operations 0.79    5.45     3.49     2.90     0.58
Less distributions
Dividends (from net investment income) (0.28)  (0.28)   (0.32)   (0.20)   (0.16)
Distributions (from capital gains)     (0.97)  (0.65)   (1.43)   (0.59)   (0.71)
Total distributions                    (1.25)  (0.93)   (1.75)   (0.79)   (0.87)
Net asset value, end of period        $22.45   $22.91  $18.39   $16.65   $14.54
Total return                            3.45%  30.81%   22.67%   21.12%    4.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
 omitted)                           $351,052 $337,466 $204,387 $139,539 $129,680
Ratio of net expenses to average
 net assets                            1.07%    1.13%    1.18%    0.96%    0.90%
Ratio of net investment income to
 average net assets                     1.02%   1.52%    1.65%    1.78%    1.18%
Portfolio turnover rate                  N/A    2%(a)      13%      70%      85%

GROWTH STOCK FUND
Per Share Data

                                            For years ending September 30,
                                       1998    1997     1996     1995     1994
Net asset value, beginning of period  $35.29  $28.79   $26.13   $23.58   $24.89
Income from investment operations
Net investment income (loss)           (0.04)   0.01     0.08     0.12     0.13
Net gains on securities (both
  realized and unrealized)              1.61    8.79     5.01     5.60     0.41
Total income from investment operations 1.57    8.80     5.09     5.72     0.54
Less distributions
Dividends (from net investment income)     -   (0.07)   (0.10)   (0.15)   (0.12)
Distributions (from capital gains)     (2.15)  (2.23)   (2.33)   (3.02)   (1.73)
Total distributions                    (2.15)  (2.30)   (2.43)   (3.17)   (1.85)
Net asset value, end of period        $34.71  $35.29   $28.79   $26.13   $23.58
Total return                           4.69%   33.10%   21.04%   28.18%    2.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $615,345 $607,699 $417,964 $360,336  321,502
Ratio of net expenses to average
  net assets                           1.03%    1.07%    1.08%    0.99%    0.94%
Ratio of net investment income
  (loss) to average net assets        (0.10%)   0.04%    0.32%    0.56%    0.50%
Portfolio turnover rate                  N/A    5%(a)      39%      36%      27%

GROWTH OPPORTUNITIES FUND
Per Share Data
                                             For year  For period
                                             ending    ending
                                             Sept. 30, Sept. 30,
                                               1998    1997(d)
Net asset value, beginning of period         $ 10.77   $ 10.00
Income from investment operations
Net investment loss                            (0.07)        -
Net gains (losses) on securities (both
  realized and unrealized)                     (0.29)      0.77
Net asset value, end of period               $ 10.41    $ 10.77
Total return                                  (3.34%)     7.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $49,974    $49,830
Ratio of net expenses to average net assets(b) 1.25%   1.25%(e)
Ratio of net investment income (loss) to
  average net assets (c)                      (0.64%)  0.02%(e)
Portfolio turnover rate                          75%         3%

SPECIAL FUND
Per Share Data

                                            For years ending September 30,
                                       1998      1997        1996       1995       1994
Net asset value, beginning of period  $33.79    $27.39      $25.26     $23.54     $25.04
Income from investment operations
Net investment income (loss)            0.07     (0.06)       0.01       0.13       0.15
Net gains (losses) on securities
  (both realized and unrealized)       (6.06)     8.57        4.14       3.05       0.33
Total income from investment
  operations                           (5.99)     8.51        4.15       3.18       0.48
Less distributions
Dividends (from net investment income)     -         -       (0.11)     (0.15)     (0.21)
Distributions (from capital gains)     (3.32)    (2.11)      (1.91)     (1.31)     (1.77)
Total distributions                    (3.32)    (2.11)      (2.02)     (1.46)     (1.98)
Net asset value, end of period        $24.48    $33.79      $27.39     $25.26     $23.54
Total return                         (19.17%)    33.67%      17.89%     14.60%      2.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $911,650 $1,327,578  $1,158,498 $1,201,469 $1,243,885
Ratio of net expenses to average
  net assets                           1.13%      1.14%       1.18%      1.02%      0.96%
Ratio of net investment income
  (loss) to average net assets         0.21%     (0.17%)      0.03%      0.56%      0.91%
Portfolio turnover rate                  N/A       7%(a)        32%        41%        58%

SPECIAL VENTURE FUND
Per Share Data

                                            For years ending September 30,
                                          1998     1997     1996    1995(d)
Net asset value, beginning of period     $17.45  $15.87    $12.60   $10.00
Income from investment operations
Net investment income (loss)              (0.09)  (0.02)    (0.02)    0.01
Net gains (losses) on securities (both
  realized and unrealized)                (5.08)   3.12      3.86     2.67
Total income from investment operations   (5.17)   3.10      3.84     2.68
Less distributions
Dividends (from net investment income)        -       -         -     (0.03)
Distributions (from capital gains)        (1.77)  (1.52)    (0.57)    (0.05)
Total distributions                       (1.77)  (1.52)    (0.57)    (0.08)
Net asset value, end of period           $10.51  $17.45    $15.87    $12.60
Total return                            (32.05%)  21.73%    31.81%   26.96%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $116,079 $235,755  $144,528  $60,533
Ratio of net expenses to average
  net assets (b)                          1.28%    1.29%     1.25%  1.25%(e)
Ratio of net investment income (loss)
  to average net assets (c)              (0.50%)  (0.18%)   (2.19%) 0.12%(e)
Portfolio turnover rate                     N/A    44%(a)      72%      84%

CAPITAL OPPORTUNITIES FUND
Per Share Data

                                         For years ending September 30,
                                    1998      1997       1996     1995    1994
Net asset value, beginning of
  period                           $29.10    $31.04     $21.69   $15.79  $15.44
Income from investment operations
Net investment income (loss)       (0.25)     (0.17)     (0.06)    0.01    0.02
Net gains (losses) on securities
  (both realized and unrealized)   (3.60)     (1.77)     10.41     5.91    0.34
Total income from investment
  operations                       (3.85)     (1.94)     10.35     5.92    0.36
Less distributions
Dividends (from net investment
  income)                              -          -      (0.01)   (0.02)  (0.01)
Distributions (from capital gains)     -          -      (0.99)       -       -
Total distributions                    -          -      (1.00)   (0.02)  (0.01)
Net asset value, end of period    $25.25     $29.10     $31.04    21.69  $15.79
Total return                     (13.23%)    (6.25%)    49.55%   37.46%    2.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                      $681,133 $1,110,642 $1,684,538 $242,381 $175,687
Ratio of net expenses to average
  net assets                       1.20%      1.17%      1.22%    1.05%    0.97%
Ratio of net investment income
  (loss) to average net assets    (0.72%)    (0.69%)    (0.40%)   0.08%    0.04%
Portfolio turnover rate              47%        35%        22%      60%      46%

LARGE COMPANY FOCUS FUND
Per Share Data
                                                For period
                                                ending
                                                September 30,
                                                1998(d)
Net asset value, beginning of period            $ 10.00
Income from investment operations
Net investment income (loss)                          -
Net losses on securities (both realized
  and unrealized)                                 (1.27)
Net asset value, end of period                  $  8.73
Total return                                    (12.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)         $44,716
Ratio of net expenses to average net assets (b)  1.50%(e)
Ratio of net investment loss to average net
  assets (c)                                    (0.12%)(e)
Portfolio turnover rate                            21%
_____________________
(a) Prior to commencement of operations of the Portfolio.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.44% for the year ended Sept. 30, 1998, and 1.74% for the period ended Sept. 30, 1997 for Growth Opportunities fund; 1.34% for the year ended Sept. 30, 1996, and 2.87% for the period ended Sept. 30, 1995 for Special Venture Fund; and 1.61% for the period ended Sept. 30, 1998 for Large Company Focus Fund.
(c) Computed with the effect of Stein Roe's expense reimbursement.
(d) From commencement of operations on: June 30, 1997 for Growth Opportunities Fund, Oct. 17, 1994 for Special Venture Fund, and June 26, 1998 for Large Company Focus Fund.
(e) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to prior years.

YOUR ACCOUNT

Purchasing Shares
You may purchase shares of a Fund without a sales charge. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange
(NYSE)-normally 3 p.m. Central time-your purchase is effective on the next business day. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

Growth Stock Fund Accounts
Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. The Board of Trustees has taken this step to facilitate management of the Fund's portfolio. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new account if:

- you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of Oct. 15, 1997, and you are opening a new account by exchange or by dividend reinvestment;
- you are a client of Stein Roe;
- you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
- you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of Oct. 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or
- you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.

The Board of Trustees concluded that permitting the additional investments described above would not adversely affect the ability of Stein Roe to manage the Fund effectively. If you have questions about your eligibility to purchase shares of Growth
Stock Fund, please call 800-338-2550.

Purchases through Third Parties
If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase
An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason.

                        ACCOUNT MINIMUMS
                             Minimum to    Minimum    Minimum
Type of Account          Open an Account   Addition   Balance
-------------------------------------------------------------
Regular                      $2,500         $100      $1,000
Custodial (UGMA/UTMA)        $1,000         $100      $1,000
Automatic Investment Plan    $1,000          $50           -
Roth and Traditional IRA       $500          $50        $500
Educational IRA                $500          $50        $500

Opening an Account

                     OPENING OR ADDING TO AN ACCOUNT

BY MAIL:    Opening an Account
            Complete the application.
            Make check payable to Stein Roe Mutual Funds.

            Mail application and check to:
            SteinRoe Services Inc.
            P.O. Box 8900
            Boston, MA 02205

            If you participate in the Stein Roe Counselor program, mail application and check to:
            SteinRoe Services Inc.
            P.O. Box 803938
            Chicago, IL 60680

            Adding to an Account
            Make check payable to Stein Roe Mutual Funds. Be sure to write your account number on the check.

            Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

            Mail check with investment slip or note to the appropriate address above.

BY WIRE:    Opening an Account
            Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.
            Wire funds to:
            First National Bank of Boston
            ABA:  011000390
            Attn.: SSI, Account No. 560-99696
            Fund No. __; Stein Roe ____ Fund
            Your name (exactly as in the registration).
            Account number
            (Counselor Account No. if you participate in the Stein Roe Counselor program).
            ----------------
            Fund Numbers:
            31-Balanced Fund
            11-Growth & Income Fund
            32-Growth Stock Fund
            20-Growth Opportunities Fund
            34-Special Fund
            16-Special Venture Fund
            33-Capital Opportunities Fund
            21-Large Company Focus Fund

BY ELECTRONIC FUNDS TRANSFER: Opening an Account
            You cannot open a new account via electronic transfer.

            Adding to an Account
            Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan option on your application.

BY EXCHANGE: Opening an Account
            By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

            Adding to an Account
            By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

THROUGH AN INTERMEDIARY: Opening an Account
            Contact your financial professional.

            Adding to an Account
            Contact your financial professional.

All checks must be made payable in U. S. dollars and drawn on U.S. banks. Third-party checks will not be accepted. Money orders will not be accepted for initial purchases.

Determining Share Price
Each Fund's share price is its NAV next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
You may sell your shares any day the Funds are open for business.
Please follow the instructions below.

                             SELLING SHARES
By Mail: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

By Phone:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

By Wire: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

By Electronic Transfer:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

By Exchange:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

By Automatic Exchange:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares
Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

A Fund redeems shares at the NAV next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is large enough to affect a Fund's operation, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption
If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee
Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

Exchanging Shares
You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another
Stein Roe no-load fund and then back to that Fund.

Reporting to Shareholders
To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Dividends and Distributions
Each Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains. Growth &
Income Fund and Balanced Fund pay dividends quarterly.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person

If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences
You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                              TAX STATUS
Income dividend                          Ordinary income
Short-term capital gain distribution     Ordinary income
Long-term capital gain distribution      Capital gain
Sale of shares owned one year or less    Gain is ordinary income;
                                         loss is subject to
                                         special rules
Sale of shares owned more than one year  Capital gain or loss

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

If you have any account questions, you may call 800-338-2550. We are here seven days a week to help you.

OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Funds.") The Statement of Additional Information (SAI) describes other investments that the Funds and Portfolios may make and risks associated with them. The Board of Trustees can change a Fund's investment objective without shareholder approval.

The Funds' portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve a Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index.

We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Futures
Growth & Income Portfolio uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, a Fund or Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Funds and Portfolios may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Funds paid to Stein Roe the following aggregate fees (as a percent of average net assets):

Fund                         Fee
Balanced Fund                0.70%
Growth & Income Fund         0.75%
Growth Stock Fund            0.73%
Growth Opportunities Fund    0.90%
Special Fund                 0.84%
Special Venture Fund         0.90%
Capital Opportunities Fund   0.86%
Large Company Focus Fund     0.90%

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers
Balanced Fund. Harvey B. Hirschhorn has been portfolio manager of Balanced Portfolio since its inception in 1997 and has managed Balanced Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst. Mr. Hirschhorn was responsible for managing $615 million in mutual fund net assets at Sept. 30, 1998. William Garrison and Sandra Knight have been associate portfolio managers since 1995. Mr. Garrison joined Stein Roe in 1989 as an equity research analyst and is a vice president. He received his A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago. Ms. Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.

Growth & Income Fund. Daniel K. Cantor has been portfolio manager of Growth & Income Portfolio since its inception in 1997 and has been manager of Growth & Income Fund since 1995. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania. As of Sept. 30, 1998, Mr. Cantor was responsible for managing $338 million in mutual fund net assets. Jeffrey C. Kinzel is associate portfolio manager. He is a vice president of Stein Roe and has been employed as an analyst since 1991. Mr. Kinzel holds a B.A. degree from Northwestern University, a J.D. degree from the University of Michigan Law School, and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

Growth Stock Fund. Erik P. Gustafson has been portfolio manager of Growth Stock Portfolio since its inception in 1997 and has managed Growth Stock Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University. Mr. Gustafson was responsible for managing $1.4 billion in mutual fund net assets at Sept. 30, 1998.

Growth Opportunities Fund. Eric S. Maddix and Arthur J. McQueen have been co-managers Growth Opportunities Fund since its inception in 1997. Mr. Maddix was co-manager of Capital Opportunities Fund from 1996 to January 1999 and associate portfolio manager from 1992 until 1996. Mr. Maddix is a vice president of Stein Roe which he joined in 1987. He earned a B.B.A. degree from Iowa State University and M.B.A. degree from the University of Chicago. Mr. McQueen has been employed by Stein Roe as an analyst since 1987 and is currently a senior vice president. He received a B.S. degree from Villanova University and an M.B.A. degree from the Wharton School of the University of Pennsylvania. As of Sept. 30, 1998, Mr. Maddix co-managed $731 million in mutual fund net assets and Mr. McQueen co-managed $50 million in mutual fund net assets.

Special Fund. M. Gerard Sandel has been manager of Special Portfolio and senior vice president of Stein Roe since July 1997. Prior to joining Stein Roe, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation from 1993 until 1997. From 1991 to 1993 he was a portfolio manager at Acorn Asset Management. A chartered financial analyst, Mr. Sandel earned a B.A. degree from the University of Southern Mississippi and M.A. degree from the American Graduate School. As of Sept. 30, 1998, he was responsible for managing $917 million in mutual fund net assets.

Special Venture Fund. The portfolio managers for Special Venture Fund since October 1998 are James P. Haynie and Michael E. Rega, who are jointly employed by CMA and Stein Roe. Mr. Haynie has managed or co-managed the Colonial Small Cap Value Fund since 1993. A chartered financial analyst, Mr. Haynie received his master's degree in business administration from the Amos Tuck School at Dartmouth College. Mr. Rega has been employed by Colonial as an analyst since 1993 and has co-managed the Colonial Small Cap Value Fund and another Colonial equity fund since 1996. A chartered financial analyst, Mr. Rega received his M.B.A. degree in finance and computer science from Boston College. He received his bachelor's degree from the College of the Holy Cross.

Capital Opportunities Fund. Gloria J. Santella has been portfolio manager of Capital Opportunities Fund since 1991. Ms. Santella is a senior vice president of Stein Roe which she joined in 1979.
She received her B.B.A. degree from Loyola University and M.B.A. degree from the University of Chicago. As of Sept. 30, 1998, Ms. Santella co-managed $731 million in mutual fund net assets.

Large Company Focus Fund. David P. Brady has been portfolio manager of Large Company Focus Fund since its inception in 1998. Mr. Brady has been portfolio manager of Young Investor Fund since 1995 and associate portfolio manager of Growth Stock Fund since 1996. Mr. Brady joined Stein Roe in 1993 and was employed as an associate portfolio manager of Stein Roe Special Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago. Mr. Brady managed $767 in mutual fund net assets as of Sept. 30, 1998.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, Balanced Fund, Growth & Income Fund, Growth Stock Fund, Special Fund and Special Venture Fund are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Funds to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Funds' service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Funds will not be adversely affected.

[BACK COVER]

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.




Liberty Funds Distributor, Inc.

Investment Company Act file number of Stein Roe Investment Trust:
811-04978

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE GROWTH & INCOME FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

2   The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

5   Financial Highlights

6   Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

8   Other Investments and Risks
        Market Capitalization
        Futures
        Portfolio Turnover
        Temporary Defensive Positions
        Interfund Lending Program

9   The Fund's Management
        Investment Adviser
        Portfolio Managers
        Master/Feeder Fund Structure
        Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Growth & Income Fund

INVESTMENT GOAL
Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY
Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth & Income Fund if you:
* want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
* are a long-term investor looking for steady, not aggressive, growth potential
* are a first-time investor or want to invest primarily in just one stock fund

Growth & Income Fund is not appropriate for investors who:
* are unable to tolerate the risk and volatility associated with stock market investing
* are saving for a short-term investment
* don't want current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30% 31.00%      32.42%                    30.15%
25%                                                   25.71%
20%                                             21.81%
15%                                                         19.54%
10%                   10.01% 12.86%
5%
0%                                 -0.14%
-5%       -1.72%
    1989   1990  1991  1992   1993   1994  1995  1996  1997  1998

[  ] Growth & Income Fund
Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1990, -12.06%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                      Periods ending Dec. 31, 1998
                      1 yr       5 yr      10 yr
Growth & Income Fund  19.54%    18.93%     17.55%
S&P 500 Index*        28.60%    24.05%     19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)

Management fees(b)                    0.75%
Distribution 12b-1 fees               None
Other expenses                        0.32%
Total annual fund operating expenses  1.07%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                        EXPENSE EXAMPLE
                       1 yr    3 yrs    5 yrs    10 yrs
Growth & Income Fund   $109    $340     $590     $1,306

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

GROWTH & INCOME FUND
PER SHARE DATA

                                            For years ending
September 30,
                                       1998     1997    1996     1995     1994
Net asset value, beginning of period  $22.91  $18.39   $16.65   $14.54   $14.83
Income from investment operations
Net investment income                   0.24    0.30     0.27     0.34     0.18
Net gains on securities (both
 realized and unrealized)               0.55    5.15     3.22     2.56     0.40
Total income from investment operations 0.79    5.45     3.49     2.90     0.58
Less distributions
Dividends (from net investment income) (0.28)  (0.28)   (0.32)   (0.20)   (0.16)
Distributions (from capital gains)     (0.97)  (0.65)   (1.43)   (0.59)   (0.71)
Total distributions                    (1.25)  (0.93)   (1.75)   (0.79)   (0.87)
Net asset value, end of period        $22.45   $22.91  $18.39   $16.65   $14.54
Total return                            3.45%  30.81%   22.67%   21.12%    4.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
 omitted)                           $351,052 $337,466 $204,387 $139,539 $129,680
Ratio of net expenses to average
 net assets                            1.07%    1.13%    1.18%    0.96%    0.90%
Ratio of net investment income to
 average net assets                     1.02%   1.52%    1.65%    1.78%    1.18%
Portfolio turnover rate                  N/A    2%(a)      13%      70%      85%

_____________________
(a) Prior to commencement of operations of the Portfolio.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund pays dividends quarterly. The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Futures
The Portfolio uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.75% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers
Daniel K. Cantor has been portfolio manager of the Portfolio since its inception in 1997 and has been manager of the Fund since 1995. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania. As of Sept. 30, 1998, Mr. Cantor was responsible for managing $338 million in mutual fund net assets. Jeffrey C. Kinzel is associate portfolio manager. He is a vice president of Stein Roe and has been employed as an analyst since 1991. Mr. Kinzel holds a B.A. degree from Northwestern University, a J.D. degree from the University of Michigan Law School, and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                    LIBERTY FUNDS DISTRIBUTOR, INC.

                    STEIN ROE INVESTMENT TRUST
                   Stein Roe Special Venture Fund

 Supplement to Feb. 25, 1999 Defined Contribution Plans Prospectus
                        ___________________

The Board of Trustees voted on May 4, 1999, to liquidate Stein Roe Special Venture Fund. The Board directed that sales of Special Venture Fund shares be suspended as of the close of business on May 10, 1999, and that the Fund be liquidated on June 28, 1999, or before that time if all shareholders have redeemed their interests in the Fund. In the case of shares held in qualified retirement plans for which Stein Roe does not receive transfer instructions by the liquidation date, Stein Roe will transfer such shares to Stein Roe Cash Reserves Fund.

The Board's decision to liquidate Special Venture Fund was prompted by the Fund's relatively small size and the belief that, under current conditions, it would not be likely to attract significant new assets in the near future. Funds of nominal asset size generally tend to be inefficient for shareholders-they may have higher expense ratios, less investment flexibility and, consequently, lower returns over the long term.

                 This Supplement is Dated May __, 1999

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE SPECIAL VENTURE FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

10  The Fund's Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Special Venture Fund

INVESTMENT GOAL
Stein Roe Special Venture Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Special Venture Fund invests all of its assets in SR&F Special Venture Portfolio as part of a master fund/feeder fund structure. Special Venture Portfolio invests primarily in a well-diversified portfolio of equity securities of attractively valued companies. It emphasizes investments in financially strong, small and midcapitalization companies. In selecting investments for the Portfolio, the portfolio managers attempt to identify attractively valued companies in the earlier phases of growth. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Special Venture Fund if you:
* like the upside potential of small- and midsized company stocks and can accept their greater price volatility
* are a long-term investor

Special Venture Fund is not appropriate for investors who:
* can't tolerate the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
Special Venture Fund commenced operations on Oct. 17, 1994. The following charts show the Fund's performance for the past four years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                  YEAR-BY-YEAR TOTAL RETURNS
35%
30%
25%    27.17%    28.65%
20%
15%
10%
5%                       9.67%
0%
-5%
-10%
-15%
-20%                            -21.55%
-25%
      1995       1996    1997     1998

[  ] Special Venture Fund
Best quarter: 2nd quarter 1997, +15.58%
Worst quarter: 3rd quarter 1998, -21.45%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Russell 2000 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                        Periods ending Dec. 31, 1998
                        1 yr         Since Inception
                                     Oct. 17, 1994
Special Venture Fund   -21.55%            9.71%
Russell 2000 Index*     -2.55%           14.49%
---------
*The Russell 2000 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Russell
2000 Index is from Oct. 31, 1994 to Dec. 31, 1998.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                     0.90%
Distribution 12b-1 fees                None
Other expenses                         0.38%
Total annual fund operating expenses   1.28%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                       1 yr     3 yrs     5 yrs     10 yrs
Special Venture Fund   $130     $406      $702      $1,545

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

SPECIAL VENTURE FUND
PER SHARE DATA

                                            For years ending September 30,
                                          1998     1997     1996    1995(d)
Net asset value, beginning of period     $17.45  $15.87    $12.60   $10.00
Income from investment operations
Net investment income (loss)              (0.09)  (0.02)    (0.02)    0.01
Net gains (losses) on securities (both
  realized and unrealized)                (5.08)   3.12      3.86     2.67
Total income from investment operations   (5.17)   3.10      3.84     2.68
Less distributions
Dividends (from net investment income)        -       -         -     (0.03)
Distributions (from capital gains)        (1.77)  (1.52)    (0.57)    (0.05)
Total distributions                       (1.77)  (1.52)    (0.57)    (0.08)
Net asset value, end of period           $10.51  $17.45    $15.87    $12.60
Total return                            (32.05%)  21.73%    31.81%   26.96%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $116,079 $235,755  $144,528  $60,533
Ratio of net expenses to average
  net assets (b)                          1.28%    1.29%     1.25%  1.25%(e)
Ratio of net investment income (loss)
  to average net assets (c)              (0.50%)  (0.18%)   (2.19%) 0.12%(e)
Portfolio turnover rate                     N/A    44%(a)      72%      84%

_____________________
(a) Prior to commencement of operations of the Portfolio.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.34% for the year ended Sept. 30, 1996, and 2.87% for the period ended Sept. 30, 1995.
(c) Computed with the effect of Stein Roe's expense reimbursement.
(d) From commencement of operations on Oct. 17, 1994.
(e) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to prior years.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.90% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers
The portfolio managers for the Fund since October 1998 are James
P. Haynie and Michael E. Rega, who are jointly employed by CMA and Stein Roe. Mr. Haynie has managed or co-managed the Colonial Small Cap Value Fund since 1993. A chartered financial analyst, Mr. Haynie received his master's degree in business administration from the Amos Tuck School at Dartmouth College. Mr. Rega has been employed by Colonial as an analyst since 1993 and has co-managed the Colonial Small Cap Value Fund and another Colonial equity fund since 1996. A chartered financial analyst, Mr. Rega received his M.B.A. degree in finance and computer science from Boston College. He received his bachelor's degree from the College of the Holy Cross.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                 LIBERTY FUNDS DISTRIBUTOR, INC.

                    STEIN ROE INVESTMENT TRUST
                 Stein Roe Growth Opportunities Fund

 Supplement to Feb. 25, 1999 Defined Contribution Plans Prospectus
                       ___________________

Effective May 6, 1999, the name of Stein Roe Growth Opportunities
Fund is changed to Stein Roe Midcap Growth Fund. The Fund's principal investment strategy is changed to the following:

     PRINCIPAL INVESTMENT STRATEGY   Under normal market
     conditions, the Fund invests at least 65 percent of its assets in common stocks of midcap companies that the portfolio managers believe have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio managers consider midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio managers select companies based on their view of long-term rather than short-term earnings growth prospects.

Prior to this change, the Fund invested in common stocks of large- , mid- and small capitalization companies without any predetermined emphasis on any single capitalization category. The Fund's portfolio managers will implement the Fund's revised principal investment strategy as soon as is practicable in the ordinary course of managing the Fund's investment portfolio.

            This Supplement is Dated May __, 1999

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE GROWTH OPPORTUNITIES FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

10  The Fund's Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Growth Opportunities Fund

INVESTMENT GOAL
Stein Roe Growth Opportunities Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Growth Opportunities Fund invests primarily in common stocks of large-, mid- and small-capitalization companies that the portfolio managers believe have long-term growth potential. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio managers consider companies of any size that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio managers seek to moderate the risks of investing in small and midsized companies by also investing in larger, more established companies. They select companies based on their view of long-term rather than short-term earnings growth prospects.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth Opportunities Fund if you:
* want the diversification of a fund that invests in growth companies of all sizes
* are a long-term investor

Growth Opportunities Fund is not appropriate for investors who:
* can't tolerate the risk and volatility associated with small stock investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
Growth Opportunities Fund commenced operations on June 30, 1997. The following charts show the Fund's performance through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
This chart illustrates performance for the one year period ended
Dec. 31, 1998 and provides an indication of the risks of investing in the Fund.

                 YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%
20%
15%     15.24%
10%
5%
0%
-5%
        1998

[  ] Growth Opportunities Fund
Best quarter: 4th quarter 1998, +21.33%
Worst quarter: 3rd quarter 1998, -18.35%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending Dec. 31, 1998
                            1 yr         Since Inception
                                         June 30, 1997
Growth Opportunities Fund   15.24%           16.83%
S&P 500 Index*              28.60%           26.45%
_______
*The S&P 500 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                     0.90%
Distribution 12b-1 fees                None
Other Expenses                         0.54%
Total annual fund operating expenses   1.44%

(a) Stein Roe will reimburse Growth Opportunities Fund if its ordinary operating expenses exceed 1.25% of annual average net assets. The expense undertaking expires on Jan. 31, 2000, but may be terminated sooner by Stein Roe on 30 days' notice. After reimbursement, management fees were 0.71% and total annual fund operating expenses were 1.25%. A reimbursement lowers the expense ratio and increases overall return to investors.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                           1 yr  3 yrs  5 yrs  10 yrs
Growth Opportunities Fund  $147  $456   $787   $1,724

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

GROWTH OPPORTUNITIES FUND
PER SHARE DATA
                                             For year  For period
                                             ending    ending
                                             Sept. 30, Sept. 30,
                                               1998    1997(a)
Net asset value, beginning of period         $ 10.77   $ 10.00
Income from investment operations
Net investment loss                            (0.07)        -
Net gains (losses) on securities (both
  realized and unrealized)                     (0.29)      0.77
Net asset value, end of period               $ 10.41    $ 10.77
Total return                                  (3.34%)     7.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $49,974    $49,830
Ratio of net expenses to average net assets(b) 1.25%   1.25%(d)
Ratio of net investment income (loss) to
  average net assets (c)                      (0.64%)  0.02%(d)
Portfolio turnover rate                          75%         3%
____________________
(a) From commencement of operations on: June 30, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.44% for the year ended Sept. 30, 1998, and 1.74% for the period ended Sept. 30, 1997.
(c) Computed with the effect of Stein Roe's expense reimbursement.
(d) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to prior years.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Fund may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.90% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers
Eric S. Maddix and Arthur J. McQueen have been co-managers the Fund since its inception in 1997. Mr. Maddix was co-manager of Stein Roe Capital Opportunities Fund from 1996 to January 1999 and associate portfolio manager from 1992 until 1996. Mr. Maddix is a vice president of Stein Roe which he joined in 1987. He earned a B.B.A. degree from Iowa State University and M.B.A. degree from the University of Chicago. Mr. McQueen has been employed by Stein Roe as an analyst since 1987 and is currently a senior vice president. He received a B.S. degree from Villanova University and an M.B.A. degree from the Wharton School of the University of Pennsylvania. As of Sept. 30, 1998, Mr. Maddix co-managed $731 million in mutual fund net assets and Mr. McQueen co-managed $50 million in mutual fund net assets.

Master/Feeder Fund Structure
The Fund could convert into a "feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                LIBERTY FUNDS DISTRIBUTOR, INC.

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE LARGE COMPANY FOCUS FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

5   Financial Highlights

6   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

8   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

9   The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Large Company Focus Fund

INVESTMENT GOAL
Stein Roe Large Company Focus Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Large Company Focus Fund invests in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's NAV and cause the Fund's NAV to fluctuate more than the NAV of diversified growth funds.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Large Company Focus Fund if you:
* want a mutual fund that invests in a limited number of large-cap growth stocks
* want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing
* are a long-term investor

Large Company Focus Fund is not appropriate for investors who:
* can't tolerate the greater price volatility associated with a fund that invests in a limited number of stocks
* are saving for a short-term investment
* need regular current income

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                      0.90%
Distribution 12b-1 fees                 None
Other expenses                          0.71%
Total annual fund operating expenses    1.61%

(a) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on Jan. 31, 2000, but may be terminated sooner by Stein Roe on 30 days' notice. After reimbursement, management fees were 0.79% and total annual fund operating expenses were 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                           1 yr   3 yrs   5 yrs   10 yrs
Large Company Focus Fund   $164   $508    $876    $1,911

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

LARGE COMPANY FOCUS FUND
PER SHARE DATA

                                                For period
                                                ending
                                                September 30,
                                                1998(a)
Net asset value, beginning of period            $ 10.00
Income from investment operations
Net investment income (loss)                          -
Net losses on securities (both realized
  and unrealized)                                 (1.27)
Net asset value, end of period                  $  8.73
Total return                                    (12.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)         $44,716
Ratio of net expenses to average net assets (b)  1.50%(d)
Ratio of net investment loss to average net
  assets (c)                                    (0.12%)(d)
Portfolio turnover rate                            21%

_____________________
(a) From commencement of operations on: June 26, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.61% for the period ended Sept. 30, 1998.
(c) Computed with the effect of Stein Roe's expense reimbursement.
(d) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to prior years.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Fund may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon his judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.90% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Manager
David P. Brady has been portfolio manager of the Fund since its inception in 1998. Mr. Brady has been portfolio manager of Stein Roe Young Investor Fund since 1995 and associate portfolio manager of Growth Stock Fund since 1996. Mr. Brady joined Stein Roe in 1993 and was employed as an associate portfolio manager of Stein Roe Special Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago. Mr. Brady managed $767 in mutual fund net assets as of Sept. 30, 1998.

Master/Feeder Fund Structure
The Fund could convert into a "feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                    LIBERTY FUNDS DISTRIBUTOR, INC.

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE BALANCED FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

10  The Fund's Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
STEIN ROE BALANCED FUND

INVESTMENT GOAL
Stein Roe Balanced Fund seeks long-term growth of capital and current income consistent with reasonable investment risk.

PRINCIPAL INVESTMENT STRATEGY
Balanced Fund invests all of its assets in SR&F Balanced Portfolio as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

The Portfolio also invests at least 25 percent of its assets in bonds. The Portfolio purchases bonds that are "investment grade"- that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio managers set the Portfolio's asset allocation between stocks, bonds and cash based upon recommendations of Stein Roe's Investment Committee. The portfolio managers may change the allocation if the Investment Committee recommends a change. The committee makes its recommendations based upon economic, market and other factors that affect investment opportunities.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities
The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds having longer durations. Duration mathematically measures how quickly the principal and interest of a bond are expected to be prepaid.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Balanced Fund if you:
* are a long-term investor and want a fund that offers both stocks and bonds in the same investment
* want a fund that can invest in both domestic and international stocks
* are a first-time investor or want to invest primarily in just one fund
* want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks
* want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

Balanced Fund is not appropriate for investors who:
* can't tolerate volatility or possible losses
* are saving for a short-term investment
* don't want current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%              29.59%
20% 20.34%                                22.65%
15%                                            17.05% 17.47%
10%                          12.34%                         12.19%
5%                      7.89%
0%
-5%       -1.72%                   -4.12%
    1989   1990   1991  1992  1993  1994  1995  1996   1997  1998

[  ] Balanced Fund
Best quarter: 4th quarter 1998, +12.53%
Worst quarter: 3rd quarter 1990, -9.49%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

          AVERAGE ANNUAL TOTAL RETURNS
                 Periods ending Dec. 31, 1998
                   1 yr      5 yr     10 yr
Balanced Fund      12.19%   12.65%    12.92%
S&P 500 Index*     28.60%   24.05%    19.19%
_______
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                      0.70%
Distribution 12b-1 fees                 None
Other expenses                          0.33%
Total annual fund operating expenses    1.03%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                      EXPENSE EXAMPLE
                 1 yr    3 yrs    5 yrs    10 yrs
Balanced Fund    $105    $328     $569     $1,259

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

BALANCED FUND
PER SHARE DATA

                                            For years ending September 30,
                                       1998     1997     1996     1995    1994
Net asset value, beginning
  of period                           $33.41   $30.07   $27.82   $25.78  $27.57
Income from investment operations
Net investment income                   0.95     0.95     1.00     1.33    1.15
Net gains (losses) on  securities
  (both realized and unrealized)       (0.90)    5.61     2.96     2.22   (1.06)
Total income from investment operations 0.05     6.56     3.96     3.55    0.09
Less distributions
Dividends (from net investment income) (0.76)   (0.96)   (1.01)   (1.23)  (1.17)
Distributions (from capital gains)     (2.00)   (2.26)   (0.70)   (0.28)  (0.71)
Total distributions                    (2.76)   (3.22)   (1.71)   (1.51)  (1.88)
Net asset value, end of period        $30.70   $33.41   $30.07   $27.82  $25.78
Total return                           0.14%   23.60%   14.83%   14.49%    0.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $247,852 $284,846 $231,063 $228,560 $229,274
Ratio of net expenses to average
 net assets                             1.03%   1.05%    1.05%    0.87%    0.83%
Ratio of net investment income to
 average net assets                     2.90%   3.02%    3.45%    5.14%    4.53%
Portfolio turnover rate                   N/A  15%(a)      87%      45%      29%

_____________________
(a) Prior to commencement of operations of the Portfolio.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund pays dividends quarterly. It distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.70% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers
Harvey B. Hirschhorn has been portfolio manager of the Portfolio since its inception in 1997 and has managed the Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst. Mr. Hirschhorn was responsible for managing $615 million in mutual fund net assets at Sept. 30, 1998. William Garrison and Sandra Knight have been associate portfolio managers since 1995. Mr. Garrison joined Stein Roe in 1989 as an equity research analyst and is a vice president. He received his A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago. Ms. Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978



                 LIBERTY FUNDS DISTRIBUTOR, INC.

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE GROWTH STOCK FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

10  The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Growth Stock Fund
This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL
Stein Roe Growth Stock Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Growth Stock Fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth Stock Fund if you:
* are a long-term investor and want to participate in the market for large-capitalization growth stocks
* can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

Growth Stock Fund is not appropriate for investors who:
* are unable to tolerate the risk and volatility associated with stock market investing
* are saving for a short-term investment
* want regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                   YEAR-BY-YEAR TOTAL RETURNS
45%             46.00%
40%
35% 35.49%                            35.63%
30%                                               31.62%
25%                                                     25.54%
20%                                         20.94%
15%
10%
5%                    8.24%
0%        0.93%            2.84%
-5%                             -3.78%
     1989 1990   1991 1992  1993  1994  1995  1996  1997  1998

[  ] Growth Stock Fund
Best quarter: 4th quarter 1998, +24.78%
Worst quarter: 3rd quarter 1990, -16.61%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

              AVERAGE ANNUAL TOTAL RETURNS
                    Periods ending Dec. 31, 1998
                     1 yr        5 yr       10 yr
Growth Stock Fund   25.54%      21.13%     19.21%
S&P 500 Index*      28.60%      24.05%     19.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                    0.73%
Distribution 12b-1 fees               None
Other expenses                        0.30%
Total annual fund operating expenses  1.03%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                    1 yr    3 yrs    5 yrs    10 yrs
Growth Stock Fund   $105    $328     $569     $1,259

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

GROWTH STOCK FUND
PER SHARE DATA

                                            For years ending September 30,
                                       1998    1997     1996     1995     1994
Net asset value, beginning of period  $35.29  $28.79   $26.13   $23.58   $24.89
Income from investment operations
Net investment income (loss)           (0.04)   0.01     0.08     0.12     0.13
Net gains on securities (both
  realized and unrealized)              1.61    8.79     5.01     5.60     0.41
Total income from investment operations 1.57    8.80     5.09     5.72     0.54
Less distributions
Dividends (from net investment income)     -   (0.07)   (0.10)   (0.15)   (0.12)
Distributions (from capital gains)     (2.15)  (2.23)   (2.33)   (3.02)   (1.73)
Total distributions                    (2.15)  (2.30)   (2.43)   (3.17)   (1.85)
Net asset value, end of period        $34.71  $35.29   $28.79   $26.13   $23.58
Total return                           4.69%   33.10%   21.04%   28.18%    2.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $615,345 $607,699 $417,964 $360,336  321,502
Ratio of net expenses to average
  net assets                           1.03%    1.07%    1.08%    0.99%    0.94%
Ratio of net investment income
  (loss) to average net assets        (0.10%)   0.04%    0.32%    0.56%    0.50%
Portfolio turnover rate                  N/A    5%(a)      39%      36%      27%

_____________________
(a) Prior to commencement of operations of the Portfolio.

YOUR ACCOUNT

The Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. The Board of Trustees has taken this step to facilitate management of the Fund's portfolio. If you are already a shareholder of the Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new account if:

* you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of Oct. 15, 1997, and you are opening a new account by exchange or by dividend reinvestment;
* you are a client of Stein Roe;
* you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of Oct. 15, 1997, had one or more clients who were the Fund shareholders; or
* you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with the Fund.

The Board of Trustees concluded that permitting the additional investments described above would not adversely affect the ability of Stein Roe to manage the Fund effectively. If you have questions about your eligibility to purchase shares of Growth
Stock Fund, please call 800-322-1130.

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon his judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.73% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Manager
Erik P. Gustafson has been portfolio manager of the Portfolio since its inception in 1997 and has managed the Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University. Mr. Gustafson was responsible for managing $1.4 billion in mutual fund net assets at Sept. 30, 1998.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                   LIBERTY FUNDS DISTRIBUTOR, INC.

                  STEIN ROE INVESTMENT TRUST
              Stein Roe Capital Opportunities Fund

 Supplement to Feb. 25, 1999 Defined Contribution Plans Prospectus
                        ________________

The Board of Trustees of Stein Roe Investment Trust has called a special meeting of shareholders of Stein Roe Capital Opportunities Fund (Cap Op Fund) for August 17, 1999. Cap Op Fund shareholders of record on June 18, 1999, will be entitled to vote at the meeting. The Board has recommended that shareholders approve a proposed reorganization under which shareholders of Cap Op Fund would receive, in exchange for their Cap Op Fund shares, shares of Stein Roe Growth Investor Fund, another series of the Trust. If approved by shareholders, the reorganization is expected to take place at 3:00 p.m. on August 20, 1999, at which time Cap Op Fund would terminate. If the reorganization is approved by shareholders, the Trust will not accept any purchase orders to open new accounts of Cap Op Fund after the close of business on the day of shareholder approval.

Effective May 6, 1999, Cap Op Fund's portfolio managers are Erik
P. Gustafson and David P. Brady. Mr. Gustafson joined Stein Roe & Farnham Incorporated in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He is portfolio manager of SR&F Growth Investor Portfolio (the master fund of Stein Roe Young Investor Fund and Stein Roe Growth Investor Fund) and SR&F Growth Stock Portfolio. Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund and is a senior vice president. He is portfolio manager of SR&F Growth Investor Portfolio and Stein Roe Large Company Focus Fund and associate portfolio manager of SR&F Growth Stock Portfolio.

               This Supplement is Dated May __, 1999

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE CAPITAL OPPORTUNITIES FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
      Investment Goal
      Principal Investment Strategy
      Principal Investment Risks
      Fund Performance
      Your Expenses

6   Financial Highlights

7   Your Account
      Purchasing Shares
      Determining Share Price (NAV)
      Selling Shares
      Exchanging Shares
      Dividends and Distributions

9   Other Investments and Risks
      Market Capitalization
      Portfolio Turnover
      Temporary Defensive Positions
      Interfund Lending Program

10  The Fund's Management
      Investment Adviser
      Portfolio Manager
      Master/Feeder Fund Structure
      Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Capital Opportunities Fund

INVESTMENT GOAL
Stein Roe Capital Opportunities Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the manager concentrates on stocks of small and midcapitalization companies which she believes have opportunities for growth. The Fund may invest up to 25 percent of its assets in foreign stocks.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Capital Opportunities Fund if you:
* like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility
* believe that a company's earnings growth drives its stock price
* are a long-term investor and prefer a fund with a long-term investment horizon

Capital Opportunities Fund is not appropriate for investors who:
* can't tolerate the increased price volatility and risks associated with aggressive growth investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                      YEAR-BY-YEAR TOTAL RETURNS
65%
60%                62.79%
55%
50%                                       50.77%
45%
40%
35%  36.84%
30%
25%                           27.52%
20%                                             20.39%
15%
10%
5%                                                    6.15%
0%                       2.43%      0.00%
-5%                                                        -1.61%
-10%
-15%
-20%
-25%       -29.09%
-30%
      1989   1990  1991  1992  1993  1994   1995  1996 1997 1998

[  ] Capital Opportunities Fund
Best quarter: 1st quarter 1991, +24.90%
Worst quarter: 3rd quarter 1990, -33.14%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P Mid-Cap 400 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                AVERAGE ANNUAL TOTAL RETURNS
                              Periods ending Dec. 31, 1998
                               1 yr     5 yr        10 yr
Capital Opportunities Fund    -1.61%   13.65%      14.61%
S&P Mid-Cap 400 Index*        18.25%   18.67%      19.21%

*The S&P Mid-Cap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management fees (a)                    0.86%
Distribution 12b-1 fees                None
Other expenses                         0.34%
Total annual fund operating expenses   1.20%

(a) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                            1 yr    3 yrs    5 yrs    10 yrs
Capital Opportunities Fund  $122    $381     $660     $1,455

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

CAPITAL OPPORTUNITIES FUND
PER SHARE DATA

                                         For years ending September 30,
                                    1998      1997       1996     1995    1994
Net asset value, beginning of
  period                           $29.10    $31.04     $21.69   $15.79  $15.44
Income from investment operations
Net investment income (loss)       (0.25)     (0.17)     (0.06)    0.01    0.02
Net gains (losses) on securities
  (both realized and unrealized)   (3.60)     (1.77)     10.41     5.91    0.34
Total income from investment
  operations                       (3.85)     (1.94)     10.35     5.92    0.36
Less distributions
Dividends (from net investment
  income)                              -          -      (0.01)   (0.02)  (0.01)
Distributions (from capital gains)     -          -      (0.99)       -       -
Total distributions                    -          -      (1.00)   (0.02)  (0.01)
Net asset value, end of period    $25.25     $29.10     $31.04    21.69  $15.79
Total return                     (13.23%)    (6.25%)    49.55%   37.46%    2.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                      $681,133 $1,110,642 $1,684,538 $242,381 $175,687
Ratio of net expenses to average
  net assets                       1.20%      1.17%      1.22%    1.05%    0.97%
Ratio of net investment income
  (loss) to average net assets    (0.72%)    (0.69%)    (0.40%)   0.08%    0.04%
Portfolio turnover rate              47%        35%        22%      60%      46%

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Fund may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.86% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Manager
Gloria J. Santella has been portfolio manager of the Fund since 1991. Ms. Santella is a senior vice president of Stein Roe which she joined in 1979. She received her B.B.A. degree from Loyola University and M.B.A. degree from the University of Chicago. As of Sept. 30, 1998, Ms. Santella co-managed $731 million in mutual fund net assets.

Master/Feeder Fund Structure
The Fund could convert into a "feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978


                   LIBERTY FUNDS DISTRIBUTOR, INC.

                   STEIN ROE INVESTMENT TRUST
                    Stein Roe Special Fund

Supplement to Feb. 25, 1999 Defined Contribution Plans Prospectus
                       ___________________

Effective May 6, 1999, the name of Stein Roe Special Fund is changed to Stein Roe Disciplined Stock Fund. The Fund's principal investment strategy is changed to the following:

     PRINCIPAL INVESTMENT STRATEGY   Disciplined Stock Fund
     invests all of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the manager will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio manager will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks for the Portfolio, the portfolio manger will focus on companies with sales and earnings that he believes will generally grow at above-average rates relative to their industry peers. The portfolio manager may also look for companies that are perhaps growing more slowly but whose valuation may be attractive based on earnings, cash flow and/or assets.

The last paragraph on page 2 of the prospectus, describing principal investment risks, is changed to read as follows:

     Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a smaller management group than larger companies. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Effective May 6, 1999, the portfolio manager of Stein Roe Disciplined Stock Fund and SR&F Disciplined Stock Portfolio is Daniel K. Cantor. Mr. Cantor has also been portfolio manager of SR&F Growth & Income Portfolio since its inception in 1997 and manager of Stein Roe Growth & Income Fund since 1995. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor was a co-manager of Stein Roe Young Investor Fund from 1994 to 1995. Mr. Cantor is a senior vice president of Stein Roe. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

Prior to Mr. Cantor becoming portfolio manager, the Fund generally purchased stocks of companies that the portfolio manager believed were undervalued, underfollowed or out of favor. Mr. Cantor will implement the Fund's revised principal investment strategy as soon as is practicable in the ordinary course of managing the Fund's investment portfolio.

              This Supplement is Dated May __, 1999

                                     [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE SPECIAL FUND

Defined Contribution Plans Prospectus
Feb. 25, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks
       Market Capitalization
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

10  The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.


THE FUND
Stein Roe Special Fund

INVESTMENT GOAL
Stein Roe Special Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGY
Special Fund invests all of its assets in SR&F Special Portfolio as part of a master fund/feeder fund structure. Special Portfolio invests primarily in the common stocks of midcapitalization companies. It may also purchase the common stocks of small- and large- capitalization companies. The Portfolio generally purchases stocks of companies that the portfolio manager believes are undervalued, underfollowed or out of favor. It may invest in stocks that have limited marketability. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

To select investments for the Portfolio, the portfolio manager considers stocks that he believes have limited downside risk in comparison to their potential for above-average appreciation over the long term. The portfolio manager looks for companies that may benefit from a change such as a change in management or demand for its products that might cause its stock to appreciate.

PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell your shares.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Special Fund if you:
* believe that investing in the securities of companies that are undervalued, underfollowed or out of favor may provide strong opportunities for appreciation with managed risk
* are a long-term investor

Special Fund is not appropriate for investors who:
* can't tolerate the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE
The following charts show the Fund's performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                    YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35% 37.84%
30%             34.04%
25%                                                  25.94%
20%                         20.42%
15%                                     18.73% 18.81%
10%                   14.05%
5%
0%                                -3.35%
-5%      -5.81%
-10%                                                      -11.25%
-15%
     1989 1990   1991  1992  1993  1994  1995   1996  1997  1998

[  ] Special Fund
Best quarter: 1st quarter 1991, +19.00%
Worst quarter: 3rd quarter 1998, -18.13%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P Mid-Cap 400 Index, which is a broad-based measure of market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                 AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending Dec. 31, 1998
                         1 yr       5 yr        10 yr
Special Fund           -11.25%     8.79%       13.80%
S&P Mid-Cap 400 Index*  18.25%    18.67%       19.21%

*The S&P Mid-Cap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                       0.84%
Distribution 12b-1 fees                  None
Other expenses                           0.29%
Total annual fund operating expenses     1.13%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                    1 yr     3 yrs     5 yrs     10 yrs
Special Fund        $115     $359      $622      $1,375

Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Arthur Andersen LLP, an international public accounting firm, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-322-1130.

SPECIAL FUND
PER SHARE DATA

                                            For years ending September 30,
                                       1998      1997        1996       1995       1994
Net asset value, beginning of period  $33.79    $27.39      $25.26     $23.54     $25.04
Income from investment operations
Net investment income (loss)            0.07     (0.06)       0.01       0.13       0.15
Net gains (losses) on securities
  (both realized and unrealized)       (6.06)     8.57        4.14       3.05       0.33
Total income from investment
  operations                           (5.99)     8.51        4.15       3.18       0.48
Less distributions
Dividends (from net investment income)     -         -       (0.11)     (0.15)     (0.21)
Distributions (from capital gains)     (3.32)    (2.11)      (1.91)     (1.31)     (1.77)
Total distributions                    (3.32)    (2.11)      (2.02)     (1.46)     (1.98)
Net asset value, end of period        $24.48    $33.79      $27.39     $25.26     $23.54
Total return                         (19.17%)    33.67%      17.89%     14.60%      2.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $911,650 $1,327,578  $1,158,498 $1,201,469 $1,243,885
Ratio of net expenses to average
  net assets                           1.13%      1.14%       1.18%      1.02%      0.96%
Ratio of net investment income
  (loss) to average net assets         0.21%     (0.17%)      0.03%      0.56%      0.91%
Portfolio turnover rate                  N/A       7%(a)        32%        41%        58%

_____________________
(a) Prior to commencement of operations of the Portfolio.

YOUR ACCOUNT

Purchasing Shares
All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares
Subject to restrictions imposed by your employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

Exchanging Shares
Subject to your plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.


OTHER INVESTMENTS AND RISKS

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the Fund's investment objective without shareholder approval.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon his judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Market Capitalization
In this prospectus, we refer frequently to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap).

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index. We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index. We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


THE FUND'S MANAGEMENT

Investment Adviser
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. For the fiscal year ended Sept. 30, 1998, the Fund paid to Stein Roe aggregate fees of 0.84% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Manager
M. Gerard Sandel has been manager of the Portfolio and senior vice president of Stein Roe since July 1997. Prior to joining Stein Roe, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation from 1993 until 1997. From 1991 to 1993 he was a portfolio manager at Acorn Asset Management. A chartered financial analyst, Mr. Sandel earned a B.A. degree from the University of Southern Mississippi and M.A. degree from the American Graduate School. As of Sept. 30, 1998, he was responsible for managing $917 million in mutual fund net assets.

Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-322-1130
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-04978

                LIBERTY FUNDS DISTRIBUTOR, INC.

                   STEIN ROE INVESTMENT TRUST

     Balanced Fund                  Growth and Income Fund
     --------------                 ----------------------
Stein Roe Balanced Fund          Stein Roe Growth & Income Fund

                        Growth Funds
                        ------------
                Stein Roe Growth Stock Fund
                Stein Roe Special Venture Fund
                Stein Roe Special Fund
                Stein Roe Capital Opportunities Fund
                Stein Roe Large Company Focus Fund
                Stein Roe Growth Opportunities Fund

 Supplement to Feb. 1, 1999 Statement of Additional Information
                        ________________

     In addition to the Funds' prospectus dated Feb. 1, 1999, this Statement of Additional Information should be read in conjunction with the Funds' defined contribution plans prospectuses dated Feb. 25, 1999.

                        *  *  *  *  *

STEIN ROE CAPITAL OPPORTUNITIES FUND

     The Board of Trustees of Stein Roe Investment Trust has called a special meeting of shareholders of Stein Roe Capital Opportunities Fund (Cap Op Fund) for August 17, 1999. Cap Op Fund shareholders of record on June 18, 1999, will be entitled to vote at the meeting. The Board has recommended that shareholders approve a proposed reorganization under which shareholders of Cap Op Fund would receive, in exchange for their Cap Op Fund shares, shares of Stein Roe Growth Investor Fund, another series of the Trust. If approved by shareholders, the reorganization is expected to take place at 3:00 p.m. on August 20, 1999, at which time Cap Op Fund would terminate. If the reorganization is approved by shareholders, the Trust will not accept any purchase orders to open new accounts of Cap Op Fund after the close of business on the day of shareholder approval.

STEIN ROE SPECIAL FUND

     Effective May 6, 1999, the name of Stein Roe Special Fund is changed to Stein Roe Disciplined Stock Fund. The Fund's principal investment strategy is changed to the following:

     Disciplined Stock Fund invests all of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the manager will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio manager will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks for the Portfolio, the portfolio manger will focus on companies with sales and earnings that he believes will generally grow at above-average rates relative to their industry peers. The portfolio manager may also look for companies that are perhaps growing more slowly but whose valuation may be attractive based on earnings, cash flow and/or assets.

STEIN ROE GROWTH OPPORTUNITIES FUND

     Effective May 6, 1999, the name of Stein Roe Growth
Opportunities Fund is changed to Stein Roe Midcap Growth Fund.
The Fund's principal investment strategy is changed to the following:

     Under normal market conditions, the Fund invests at least 65 percent of its assets in common stocks of midcap companies that the portfolio managers believe have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio managers consider midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio managers select companies based on their view of long-term rather than short-term earnings growth prospects.

STEIN ROE SPECIAL VENTURE FUND

     The Board of Trustees voted on May 4, 1999, to liquidate Stein Roe Special Venture Fund. The Board directed that sales of Special Venture Fund shares be suspended as of the close of business on May 10, 1999, and that the Fund be liquidated on June 28, 1999, or before that time if all shareholders have redeemed their interests in the Fund. In the case of shares held in qualified retirement plans for which Stein Roe does not receive transfer instructions by the liquidation date, Stein Roe will transfer such shares to Stein Roe Cash Reserves Fund.

                    This Supplement is Dated May __, 1999

        Statement of Additional Information Dated Feb. 1, 1999

                    STEIN ROE INVESTMENT TRUST
        Suite 3200, One South Wacker Drive, Chicago, IL  60606
                         800-338-2550

         Balanced Fund               Growth and Income Fund
         -------------               ----------------------
    Stein Roe Balanced Fund      Stein Roe Growth & Income Fund

                          Growth Funds
                          ------------
 Stein Roe Growth Stock Fund  Stein Roe Special Venture Fund
 Stein Roe Special Fund       Stein Roe Capital Opportunities Fund
 Stein Roe Large Company      Stein Roe Growth Opportunities Fund
   Focus Fund

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectuses dated Feb. 1, 1999, and any supplements thereto ("Prospectuses"). Financial statements, which are contained in the Funds' Annual Reports, are incorporated by reference into this SAI. The Prospectuses and Annual Reports may be obtained at no charge by telephoning 800-338-2550.

                          TABLE OF CONTENTS
                                                             Page
General Information and History................................2
Investment Policies............................................4
   Balanced Fund...............................................4
   Growth & Income Fund........................................4
   Growth Stock Fund...........................................5
   Special Fund................................................5
   Large Company Focus Fund....................................5
   Growth Opportunities Fund...................................6
   Special Venture Fund........................................6
   Capital Opportunities Fund..................................7
Portfolio Investments and Strategies...........................7
Investment Restrictions.......................................24
Additional Investment Considerations..........................26
Purchases and Redemptions.....................................27
Management....................................................31
Financial Statements..........................................35
Principal Shareholders........................................35
Investment Advisory and Other Services........................37
Distributor...................................................40
Transfer Agent................................................40
Custodian.....................................................40
Independent Public Accountants................................41
Portfolio Transactions........................................41
Additional Income Tax Considerations..........................45
Investment Performance........................................45
Master Fund/Feeder Fund: Structure and Risk Factors...........50
Appendix-Ratings..............................................52

                   GENERAL INFORMATION AND HISTORY

     The mutual funds described in this SAI are the following separate series of Stein Roe Investment Trust (the "Trust"):

   Stein Roe Growth & Income Fund ("Growth & Income Fund")
   Stein Roe Balanced Fund ("Balanced Fund")
   Stein Roe Growth Stock Fund ("Growth Stock Fund")
   Stein Roe Special Fund ("Special Fund")
   SteinRoe Large Company Focus Fund ("Large Company Focus Fund")
   Stein Roe Special Venture Fund ("Special Venture Fund")
   Stein Roe Capital Opportunities Fund ("Capital Opportunities
      Fund")
   Stein Roe Growth Opportunities Fund ("Growth Opportunities
      Fund")

     The above series are referred to collectively as "the Funds." On Feb. 1, 1996, the names of the Trust and each then-existing Fund were changed to separate "SteinRoe" into two words. Prior to Feb. 1, 1995, the name of Stein Roe Growth Stock Fund was SteinRoe Stock Fund; prior to Feb. 1, 1996, Stein Roe Growth & Income Fund was named SteinRoe Prime Equities; and prior to Apr. 17, 1996, the name of Stein Roe Balanced Fund was Stein Roe Total Return Fund.

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

     Rather than invest in securities directly, certain of the Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each feeder Fund has invested all of its net investable assets in a separate master fund that is a series of SR&F Base Trust since Feb. 3, 1997, as follows:

Feeder Fund            Master Fund
Growth & Income Fund   SR&F Growth & Income Portfolio ("Growth &
                       Income Portfolio")
Balanced Fund          SR&F Balanced Portfolio ("Balanced
                       Portfolio")
Growth Stock Fund      SR&F Growth Stock Portfolio ("Growth Stock
                       Portfolio")
Special Fund           SR&F Special Portfolio ("Special
                       Portfolio")
Special Venture Fund   SR&F Special Venture Portfolio ("Special
                       Venture Portfolio")

     The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master
Fund/Feeder Fund: Structure and Risk Factors. Large Company Focus Fund, Capital Opportunities Fund, and Growth Opportunities Fund may convert into feeder funds at some time in the future.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio, Large Company Focus Fund, Capital Opportunities Fund, and Growth Opportunities Fund.

                     INVESTMENT POLICIES

     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

     In pursuing its respective objective, each Fund or Portfolio will invest as described in the section below and may employ the investment techniques described in its Prospectus and Portfolio Investments and Strategies in this SAI. Each investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
-------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
-------------

Balanced Fund

     Balanced Fund seeks to achieve its objective by investing in Balanced Portfolio. Their common investment objective is to seek long-term growth of capital and current income, consistent with reasonable investment risk. Balanced Portfolio allocates its investments among equities, debt securities and cash. The portfolio manager determines those allocations based on the views of Stein Roe's investment strategists regarding economic, market and other factors relative to investment opportunities.

     The equity portion of Balanced Portfolio is invested primarily in well-established companies having large market capitalizations. Fixed income senior securities will make up at least 25% of Balanced Portfolio's total assets. Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, determined by Stein Roe to be of comparable quality.

Growth & Income Fund

     Growth & Income Fund seeks to achieve its objective by investing in Growth & Income Portfolio. Their common investment objective is to provide both growth of capital and current income. Growth & Income Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have the potential both to appreciate in value and to pay dividends to shareholders.

     Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally Growth & Income Portfolio emphasizes investments in equity securities of companies having large market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit.

Growth Stock Fund

     Growth Stock Fund seeks to achieve its objective by investing in Growth Stock Portfolio. Their common investment objective is long-term growth. Growth Stock Portfolio attempts to achieve its objective by investing primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of Stein Roe, have long-term appreciation possibilities.

Special Fund

     Special Fund seeks to achieve its objective by investing in Special Portfolio. Their common investment objective is to invest in securities selected for long-term growth. Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong or run by well-respected managers. Special Portfolio may invest more than 5% of its net assets in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability, new issues of securities, securities of companies that, in Stein Roe's opinion, will benefit from management change, new technology, new product or service development or change in demand, and other securities that Stein Roe believes have capital appreciation possibilities. Special Portfolio does not, however, currently intend to invest more than 5% of its net assets in any of these types of securities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, more well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities.

Large Company Focus Fund

     The investment objective of Large Company Focus Fund is long-term growth of capital by investing in a non-diversified portfolio of equity securities. Large Company Focus Fund invests in a limited number of large-cap companies that Stein Roe believes have above-average growth potential. As a "focus fund," under normal conditions, Large Company Focus Fund will hold between 15-25 common stocks and will invest at least 65% of its total assets in common stocks of large-cap companies.

     As a "non-diversified" fund, Large Company Focus Fund is not limited under the Investment Company Act of 1940 in the percentage of its assets that it may invest in any one issuer. However, Large Company Focus Fund intends to comply with the diversification standards applicable to regulated investment companies under the Internal Revenue Code of 1986. In order to meet those standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of Large Company Focus Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which its investment in an issuer does not exceed 5% of the value of Large Company Focus Fund's total assets (valued at the time of investment); and (b) not more than 25% of its total assets (valued at the time of investment) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Since Large Company Focus Fund may invest more than 5% of its assets in a single portfolio security, the appreciation or depreciation of such a security will have a greater impact on the net asset value of Large Company Focus Fund, and the net asset value per share of Large Company Focus Fund can be expected to fluctuate more than would the net asset value of a comparable "diversified" fund (which generally, with respect to 75% of its assets, cannot invest more than 5% of its assets in securities of any one issuer).

Growth Opportunities Fund

     The investment objective of Growth Opportunities Fund is long-term growth. Growth Opportunities Fund attempts to achieve its objective by investing primarily in a diversified portfolio of common stocks of large, mid-sized, and small companies that, in the view of Stein Roe, have the ability to generate and sustain earnings growth at an above-average rate.

     Growth Opportunities Fund's investments include securities of both established companies that Stein Roe believes have appreciation potential and emerging companies. Investment in established companies tends to moderate the investment risks associated with investing in emerging, generally smaller companies. Growth Opportunities Fund invests a portion of its assets in the securities of small and mid-sized companies. These companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also may involve greater risks. Securities of smaller companies may be subject to greater price volatility and tend to be less liquid than securities of larger companies. Small companies, as compared to large companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although it invests primarily in common stocks, Growth Opportunities Fund may invest in all types of equity securities, including preferred stocks and securities convertible into common stocks.

Special Venture Fund

     Special Venture Fund seeks to achieve its objective by investing in Special Venture Portfolio. Their common investment objective is to seek long-term growth. Special Venture Portfolio invests primarily in a diversified portfolio of common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks) of entrepreneurially managed companies that Stein Roe believes represent special opportunities. Special Venture Portfolio emphasizes investments in financially strong small and medium-sized companies based principally on appraisal of their management and stock valuations.

     In both its initial and ongoing appraisals of a company's management, Stein Roe seeks to know both the principal owners and senior management and to assess, through personal visits, their business judgment and strategies. Stein Roe favors companies whose management has an owner/operator, risk-averse orientation and a demonstrated ability to create wealth for investors. Attractive company characteristics include unit growth, favorable cost structures or competitive positions, and financial strength that enables management to execute business strategies under difficult conditions. A company is attractively valued when its stock can be purchased at a meaningful discount to the value of the underlying business.

Capital Opportunities Fund

     The investment objective of Capital Opportunities Fund is long-term capital appreciation, which it attempts to achieve by investing in selected companies that, in the opinion of Stein Roe, offer opportunities for capital appreciation.

     Capital Opportunities Fund pursues its objective by investing in aggressive growth companies. An aggressive growth company, in general, is one that appears to have the ability to increase its earnings at an above-average rate. Investments may include securities of smaller emerging companies as well as securities of well-seasoned companies of any size that offer strong earnings growth potential. Such companies may benefit from new products or services, technological developments, or changes in management. Securities of smaller companies may be subject to greater price volatility than securities of larger companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although it invests primarily in common stocks, Capital Opportunities Fund may invest in all types of equity securities, including preferred stocks and securities convertible into common stocks.

                  PORTFOLIO INVESTMENTS AND STRATEGIES

     Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to each Fund and each Portfolio.

Debt Securities

     In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by Growth & Income Portfolio, Balanced Portfolio, and Growth Stock Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Growth Opportunities Fund, Special Venture Portfolio, Capital Opportunities Fund, Special Portfolio, and Large Company Focus Fund may invest up to 35% of their net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     No Fund currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Fund are frequently rated investment grade, a Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria.
Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

     Each Fund may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.

     As of Sept. 30, 1998, holdings of foreign companies, as a percentage of net assets, were as follows: Balanced Portfolio, 16.2% (9.6% in foreign securities and 6.6% in ADRs); Growth & Income Portfolio, 3.0% (0.6% in foreign securities and 2.4% in ADRs); Growth Stock Portfolio, 2.0% (none in foreign securities and 2.0% in ADRs); Growth Opportunities Fund, 0.7% (none in foreign securities and 0.7% in ADRs); Special Portfolio, 5.9% (3.3% in foreign securities and 2.6% in ADRs and ADSs); Large Company Focus Fund, none; Special Venture Portfolio, 1.0% (none in foreign securities and 1.0% in ADRs); and Capital Opportunities Fund, 2.9% (none in foreign securities and 2.9% in ADRs).

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

     Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Structured Notes

     Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Floors and Collars

     A Fund may enter into swaps and may purchase or sell related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Funds intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream a Fund may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time a Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this SAI, a Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended Sept. 30, 1998 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

     A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended Sept. 30, 1998.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     A Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Up to 20% of the assets of Balanced Portfolio may be involved in short sales against the box, but no other Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

Rule 144A Securities

     A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this SAI, a Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, a Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Special Portfolio and Capital Opportunities Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Funds' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

     A Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     A Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to:
U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
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/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
--------------

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Fund's total assets.
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/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
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     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
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/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
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     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and
(2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                       INVESTMENT RESTRICTIONS

     The Funds and the Portfolios operate under the following investment restrictions. No Fund or Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than bracketed portions thereof and, in the case of Special Fund and Special Portfolio, other than 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Each Fund and, in the case of Special Fund and Special Portfolio, together with restrictions 1 and 2 above, is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


                      PURCHASES AND REDEMPTIONS

Fund Closed

     Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. The Board of Trustees has taken this step to facilitate management of the Fund's portfolio. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new account if:

- you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of Oct. 15, 1997 and you are opening a new account by exchange or by dividend reinvestment;
- you are a client of Stein Roe;
- you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
- you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of Oct. 15, 1997, have one or more clients who were Growth Stock Fund shareholders; or
- you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third party administrator under an investment program with Growth Stock
Fund.

     The Board of Trustees concluded that permitting the additional investments described above would not adversely affect the ability of Stein Roe to manage the Fund effectively. If you have questions about your eligibility to purchase shares of Growth Stock Fund, please call 800-338-2550.

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account-Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Funds may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                           MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  -----------------------------------
William D. Andrews, 51     Executive Vice-President  Executive vice president of Stein Roe

Gary A. Anetsberger, 43(4) Senior Vice-President;    Chief financial officer and chief administrative
                           Controller                officer of the Mutual Funds division of Stein Roe;
                                                     senior vice president of Stein Roe since April 1996;
                                                     vice president of Stein Roe prior thereto

John A. Bacon Jr.,71(3)(4) Trustee                   Private investor

William W. Boyd, 72        Trustee                   Chairman and director of Sterling Plumbing
  (2) (3) (4)                                        (manufacturer of plumbing products)

David P. Brady, 34         Vice-President            Senior vice president of Stein Roe since March 1998;
                                                     vice president of Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager for Stein Roe since 1993

Thomas W. Butch, 42 (4)    President                 President of the Mutual Funds division of Stein Roe
                                                     since March 1998; senior vice president of Stein Roe
                                                     from Sept. 1994 to March 1998; first vice president,
                                                     corporate communications, of Mellon Bank Corporation
                                                     prior thereto

Daniel K. Cantor, 39       Vice-President            Senior vice president of Stein Roe

Kevin M. Carome, 42 (4)    Vice-President; Assistant Senior vice president, legal, COGRA LLC (an affiliate
                           Secretary                 of Stein Roe) since Jan. 1999; general counsel and
                                                     secretary of Stein Roe since Jan. 1998; associate
                                                     general counsel and vice president of Liberty
                                                     Financial Companies, Inc. (the indirect parent of
                                                     Stein Roe) through Jan. 1999

J. Kevin Connaughton, 34   Vice-President            Vice president of Colonial Management Associates, Inc.
(4)                                                  ("CMA") , since February, 1998; senior tax manager,
                                                     Coopers & Lybrand, LLP from April, 1996 to January,
                                                     1998; vice president, 440 Financial Group/First Data
                                                     Investor Services Group from March,1994 to April, 1996

Lindsay Cook, 46 (1)(2)(4) Trustee                   Executive vice president of Liberty Financial
                                                     Companies, Inc. since March 1997; senior vice
                                                     president prior thereto

Erik P. Gustafson, 35      Vice-President            Senior portfolio manager of Stein Roe; senior vice
                                                     president of Stein Roe since April 1996; vice
                                                     president of Stein Roe from May 1994 to April 1996;
                                                     associate of Stein Roe prior thereto

Douglas A. Hacker, 43      Trustee                   Senior vice president and chief financial officer of
 (3) (4)                                             UAL, Inc. (airline) since July 1994; senior vice
                                                     president, finance of UAL, Inc. prior thereto

Loren A. Hansen, 50 (4)    Executive Vice-President  Chief investment officer/equity of CMA since 1997;
                                                     executive vice president of Stein Roe since Dec. 1995;
                                                     vice president of The Northern Trust (bank) prior
                                                     thereto

James P. Haynie, 36        Vice-President            Vice President of Stein Roe since Oct. 1998; Vice
                                                     President of CMA since 1993

Harvey B. Hirschhorn, 49   Vice-President            Executive vice president, senior portfolio manager,
                                                     and chief economist and investment strategist of Stein
                                                     Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 46 (4)  Vice-President            Fund treasurer for The Colonial Group since Sept.
                                                     1996; chief financial officer for Fidelity Investments
                                                     since August 1997; senior vice president of
                                                     Fidelity Investments from Sept. 1993 to Sept. 1996

Janet Langford Kelly, 41   Trustee                   Senior vice president, secretary and general counsel
  (3) (4)                                            of Sara Lee Corporation (branded, packaged, consumer-
                                                     products manufacturer) since 1995; partner of Sidley &
                                                     Austin (law firm) prior thereto

Gail D. Knudsen, 36 (4)    Vice-President            Vice president and assistant controller of CMA

Eric S. Maddix, 35         Vice-President            Senior vice president of Stein Roe since March 1998;
                                                     vice president of Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager or research assistant for
                                                     Stein Roe since 1987

Lynn C. Maddox, 58         Vice-President            Senior vice president of Stein Roe

Arthur J. McQueen, 40      Vice-President            Senior vice president of Stein Roe

Charles R. Nelson, 56      Trustee                   Van Voorhis Professor of Political Economy, Department
  (3) (4)                                            of Economics of the University of Washington

Nicolette D. Parrish,49    Vice-President; Assistant Senior legal assistant and assistant secretary of
  (4)                      Secretary                 Stein Roe

Gita R. Rao, 39            Vice-President            Vice President of Stein Roe since Oct. 1998; vice
                                                     president and portfolio manager CMA since 1995; global
                                                     equity research analyst at Fidelity Management &
                                                     Research Company prior thereto

Michael E. Rega, 39        Vice-President            Vice President of Stein Roe since Oct. 1998; Vice
                                                     President of CMA since 1996

Janet B. Rysz, 43 (4)      Assistant Secretary       Senior legal assistant and assistant secretary of
                                                     Stein Roe

M. Gerard Sandel, 44       Vice-President            Senior vice president of Stein Roe since July 1997;
                                                     vice president of M&I Investment Management
                                                     Corporation prior thereto

Gloria J. Santella, 41     Vice-President            Senior vice president of Stein Roe since Nov. 1995;
                                                     vice president of Stein Roe prior thereto

Thomas C. Theobald, 61     Trustee                   Managing director, William Blair Capital Partners
   (3) (4)                                           (private equity fund) since 1994; chief executive
                                                     officer and chairman of the Board of Directors of
                                                     Continental Bank Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                 Financial reporting manager for Stein Roe 's Mutual
                                                     Funds division since Oct. 1997; senior auditor with
                                                     Ernst & Young LLP from Sept. 1993 to April 1996 and
                                                     from Oct. 1996 to Sept. 1997; financial analyst with
                                                     John Nuveen & Company Inc. from May 1996 to Sept. 1996

Heidi J. Walter, 31 (4)    Vice-President; Secretary Vice president of Stein Roe since March 1998; senior legal counsel for Stein Roe since Feb. 1998; legal
                                                     counsel for Stein Roe March 1995 to Jan. 1998;
                                                     associate with Beeler Schad & Diamond, PC (law firm)
                                                     prior thereto

Hans P. Ziegler, 57 (4)    Executive Vice-President  Chief executive officer of Stein Roe since May 1994;
                                                     president of the Investment Counsel division of Stein
                                                     Roe prior thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Fund's distributor. The address of Mr. Bacon is 4N640 Honey Hill Road, Box 296, Wayne, IL 60184; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, IL 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, IL 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, WA 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Mr. Cantor is 1330 Avenue of the Americas, New York, NY 10019; that of Ms. Knudsen, Ms. Rao, and Messrs. Connaughton, Haynie, Jacoby, and Rega is One Financial Center, Boston, MA 02111; and that of the other officers is One South Wacker Drive, Chicago, IL 60606.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1998 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**          -0-              -0-          -0-
Thomas W. Butch**            -0-              -0-          -0-
Lindsay Cook                 -0-              -0-          -0-
John A. Bacon Jr.**          -0-              -0-          -0-
Kenneth L. Block**      $   3,800        $   23,100      $   525
William W. Boyd            21,700           109,902        2,498
Douglas A. Hacker          19,050           101,148        2,299
Janet Langford Kelly       19,050            97,950        2,226
Francis W. Morley**         3,800            23,100          525
Charles R. Nelson          21,700           109,552        2,490
Thomas C. Theobald         19,050           101,148        2,299
_______________
 * At Sept. 30, 1998, the Stein Roe Fund Complex consisted of 11 series of the Trust, 10 series of Stein Roe Advisor Trust, four series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust. **Messrs. Block and Morley retired as trustees on Dec. 31, 1997. Mr. Armour resigned as a trustee on April 14, 1998. Mr. Butch served as a trustee from April 14, 1998 to Nov. 3, 1998. Mr. Bacon was elected a trustee effective Nov. 3, 1998.

                      FINANCIAL STATEMENTS

     Please refer to the Funds' Sept. 30, 1998 Financial Statements (statements of assets and liabilities and schedules of investments as of Sept. 30, 1998 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1998 Annual Reports of the Funds. The Financial Statements and the report of independent public accountants (but no other material from the Annual Reports ) are incorporated herein by reference. The Annual Reports may be obtained at no charge by telephoning 800-338-2550.

                     PRINCIPAL SHAREHOLDERS

     As of Oct. 31, 1998, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                     Approximate
                                                     Percentage of
                                                     Outstanding
Name and Address             Fund                    Shares Held
---------------------  ---------------------------   -------------
U.S. Bank National     Growth & Income Fund              11.31%
  Association (1)      Balanced Fund                     18.97
410 N. Michigan Avenue Growth Stock Fund                 17.80
Chicago, IL  60611     Growth Opportunities Fund         14.46
                       Special Fund                      17.05
                       Special Venture Fund               6.37
                       Capital Opportunities Fund        11.36
                       Large Company Focus Fund          10.68

Charles Schwab & Co.   Growth & Income Fund              30.55
  Inc. Special Custody Special Venture Fund               6.43
  Account for the      Growth Opportunities Fund         34.21
  Exclusive Benefit of Large Company Focus Fund          43.48
  Customers (2)        Balanced Fund                      9.50
Attn Mutual Funds      Growth Stock Fund                  8.02
101 Montgomery Street  Capital Opportunities Fund        29.48
San Francisco., CA     Special Fund                      18.19
  94104-4122

The Northern Trust
  Co. (3)              Special Venture Fund              20.51
F/B/O Liberty Mutual   Capital Opportunities Fund         5.58
  Daily Valuation
P. O. Box 92956
Chicago, IL  60675

FTC & Co., Attn:       Balanced Fund                      7.40
  Datalynx House Acct
P.O. Box 173736
Denver, CO  80217-3736

The Northern Trust     Capital Opportunities Fund         5.58
 Company Trustee FBO
 Chiron 401(K)
P.O. Box 92956 DV
Chicago, IL  60606
__________________________________
(1) Shares held as custodian.
(2) Shares held for accounts of customers.
(3) Northern Trust Company holds shares of record on behalf of the Liberty Mutual Employees' Thrift-Incentive Plan.

    The following table shows shares of the Funds held by the categories of persons indicated as of Oct. 31, 1998, and in each case the approximate percentage of outstanding shares represented:

                     Clients of the Adviser         Trustees and
                     in their Client Accounts*       Officers
                     ------------------------ -------------------
                     Shares Held  Percent     Shares Held  Percent
                     -----------  -------     -----------  -------
Growth & Income Fund   2,203,599  13.93%        22,864      **
Balanced Fund            544,583   6.78          1,284      **
Growth Stock Fund      1,727,124   9.75         11,420      **
Special Fund           2,884,764   8.04         23,446      **
Large Company Focus
  Fund                   320,631   6.30          2,208      **
Special Venture Fund   4,572,330  45.16         16,476      **
Capital Opportunities
  Fund                 1,368,298   5.09         76,777      **
Growth Opportunities
  Fund                   682,165  14.11          7,945      **
_________________________
  *Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.
 **Represents less than 1% of the outstanding shares.

                 INVESTMENT ADVISORY AND OTHER SERVICES

     Stein Roe & Farnham Incorporated provides investment management services to each Portfolio, Capital Opportunities Fund, Growth Opportunities Fund and Large Company Focus Fund, and administrative services to each Fund and each Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of Stein Roe are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of Stein Roe's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of Stein Roe. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Boston, MA 02210; and that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, IL 60606.

     Stein Roe and its predecessor have been providing investment advisory services since 1932. Stein Roe acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1998, Stein Roe managed over $28.3 billion in assets: over $9.4 billion in equities and over $18.9 billion in fixed income securities (including $1.1 billion in municipal securities). The $28.3 billion in managed assets included over $8.3 billion held by open-end mutual funds managed by Stein Roe (approximately 14% of the mutual fund assets were held by clients of Stein Roe). These mutual funds were owned by over 295,000 shareholders. The $8.3 billion in mutual fund assets included over $637 million in over 43,000 IRA accounts. In managing those assets, Stein Roe utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. Stein Roe also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1998, Stein Roe employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 17 years.

     Stein Roe Counselor [service mark] and Stein Roe Personal Counselor [service mark] are professional investment advisory services offered to Fund shareholders. Each is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial circumstances, goals, and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations for investments in the mutual funds managed by Stein Roe. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations; shareholders participating in Stein Roe Personal Counselor [service mark] enjoy the added benefit of having Stein Roe implement portfolio recommendations automatically for a fee of 1% or less, depending on the size of their portfolios. In addition to reviewing shareholders' circumstances, goals, and objectives periodically and updating portfolio recommendations to reflect any changes, the shareholders who participate in these programs are assigned a dedicated Counselor [service mark] representative. Other distinctive services include specially designed account statements with portfolio performance and transaction data, newsletters, and regular investment, economic, and market updates. A $50,000 minimum investment is required to participate in either program.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                           Current Rates         Year Ended    Year Ended    Year Ended
Fund/Portfolio          Type        (dollars shown in millions)    9/30/98       9/30/97      9/30/96
-------------------- -------------  ---------------------------  ----------    ----------    -----------
Growth & Income Fund Management     N/A                                  N/A    $ 484,689     $ 989,415
                     Administrative .15% up to $500,
                                    .125% next $500,
                                    .10% thereafter               $  545,089      422,974       247,354
Growth & Income      Management     .60% up to $500, .55% next
  Portfolio                          $500, .50% thereafter         2,187,961    1,191,730           N/A
Balanced Fund        Management     N/A                                  N/A      493,328     1,246,713
                     Administrative .15% up to $500, .125% next
                                    $500, .10% thereafter             416,764     399,157       340,013
Balanced Portfolio   Management     .55% up to $500, .50% next
                                    $500, .45% thereafter          1,530,467      971,102           N/A
Growth Stock Fund    Management     N/A                                  N/A      933,019     2,316,351
                     Administrative .15% up to $500, .125% next
                                    $500, .10% thereafter            946,539      757,086       579,088
Growth Stock         Management     .60% up to $500, .55% next
  Portfolio                         $500, .50% thereafter          4,251,833    2,119,802           N/A
Special Fund         Management     N/A                                  N/A    2,638,251     7,920,534
                     Administrative .15% up to $500, .125% next
                                    $500, .10% next $500, .075%
                                    thereafter                      1,605,953   1,537,601     1,499,506
Special Portfolio    Management     .75% up to $500, .70% next
                                    $500, .65% next $500, .60%
                                    thereafter                      8,771,718   5,249,467           N/A
Large Company        Management    .75% up to $500, .70% next
  Focus Fund                        $500, .65% next $500, .60%
                                    thereafter                         88,815         N/A           N/A
                     Administrative .15% up to $500, .125% next
                                    $500, .10% next $500, .075%
                                    thereafter                         17,763         N/A           N/A
                     Reimbursement  Expenses exceeding 1.50%           13,361         N/A           N/A
Special Venture Fund Management     N/A                                   N/A     396,022       807,861
                     Administrative .15%                              305,753     267,585        46,272
                     Reimbursement  N/A                                   -0-         -0-        85,898
Special Venture      Management     .75%                            1,533,113     942,785           N/A
  Portfolio
Capital Opportun-    Management     .75% up to $500, .70% next
  ities Fund                        $500, .65% next $500, .60%
                                    thereafter                      6,827,994   9,097,549     5,695,180
                     Administrative .15% up to $500, .125% next
                                    $500, .10% next $500, .075%
                                    thereafter                      1,298,073   1,655,427     1,064,461
Growth Opportun-     Management     .75% up to $500, .70% next
  ities Fund                        $500, .65% next $500, .60%
                                    thereafter                        406,935      86,304           N/A
                     Administrative .15% up to $500, .125% next
                                    $500, .10% next $500, .075%
                                    thereafter                         81,387      17,260           N/A
                     Reimbursement  Expenses exceeding 1.25%          103,242      55,876           N/A

      Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

      The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Funds-Your Expenses in the Prospectuses. Any such reimbursement will enhance the yield of such Fund.

      Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

      Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

      Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1996, 1997 and 1998, Stein Roe received aggregate fees of $265,246, $315,067 and $358,936, respectively, from the Trust for services performed under this Agreement.

                         DISTRIBUTOR

     Shares of each Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, the Distributor offers shares of each Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                          TRANSFER AGENT

     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from each Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolios.

                             CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which a Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                 INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for the Funds and the Portfolios are Arthur Andersen LLP, 33 West Monroe Street, Chicago, IL 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                    PORTFOLIO TRANSACTIONS

     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, Stein Roe may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

      Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

      Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, Stein Roe often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, Stein Roe does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to Stein Roe a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. Stein Roe does not agree with any broker to direct such specific or minimum amounts of commissions; however, Stein Roe does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and Stein Roe endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services Stein Roe believes are useful.

      In a few instances, Stein Roe receives from a broker a product or service which is used by Stein Roe both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, Stein Roe makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by Stein Roe in cash. Stein Roe may also receive research in connection with selling concessions and designations in fixed income offerings.

      The Funds and the Portfolios do not believe they pay brokerage commissions higher than those obtainable from other brokers in return for research or brokerage products or services provided by brokers. Research or brokerage products or services provided by brokers may be used by Stein Roe in servicing any or all of its clients and such research products or services may not necessarily be used by Stein Roe in connection with client accounts which paid commissions to the brokers providing such products or services.

      The table below shows information on brokerage commissions paid by the Funds and the Portfolios (in the case of a feeder fund, brokerage commissions were paid by the Fund prior to Feb. 3, 1997 and by its related Portfolio since that date):

                        Growth &             Growth
                        Income     Balanced  Stock      Special
                        Portfolio  Portfolio Portfolio   Portfolio
Total amount of bro-
  kerage commissions
  paid during fiscal
  year ended 9/30/98    $100,196   $312,627   $562,354  $2,301,286
Amount of commissions
  paid to brokers or
  dealers who supplied
  research services to
  Stein Roe               93,226    300,396    479,454   2,048,250
Total dollar amount
  involved in such
  transactions (000
  omitted)               113,429    194,943    450,572   1,006,542
Amount of commissions
  paid to brokers or
  dealers that were
  allocated to such
  brokers or dealers
  by the Fund's portfolio
  manager because of
  research services
  provided to the Fund    23,300     41,760     19,000     324,839
Total dollar amount
  involved in such
  transactions (000
  omitted)                17,996     30,795     18,693     181,286
Total amount of brokerage
  commissions paid during
  fiscal year ended
  9/30/97                120,469    144,101    240,427     766,278
Total amount of
  brokerage commissions
  paid during fiscal
  year ended 9/30/96      76,692    276,367    259,829   1,519,821

                                      Capital    Growth    Large
                            Special   Oppor-     Oppor-    Company
                            Venture   tunities   tunities  Focus
                            Portfolio  Fund      Fund      Fund
Total amount of brokerage
  commissions paid during
  fiscal year ended 9/30/98 $442,643  $732,013   $67,521  $43,465
Amount of commissions paid
  to brokers or dealers
  who supplied research
  services to Stein Roe      421,054   652,987    60,207   41,463
Total dollar amount
  involved in such
  transactions (000
  omitted)                   113,543   372,122    36,437   48,705
Amount of commissions paid
  to brokers or dealers
  that were allocated to
  such brokers or dealers
  by the Fund's portfolio
  manager because of
  research services
  provided to the Fund        58,490   125,331     3,250    5,142
Total dollar amount involved
  in such transactions
  (000 omitted)               21,844    93,392     1,765    3,356
Total amount of brokerage
  commissions paid during
  fiscal year ended 9/30/97  389,281   543,951    38,375      N/A
Total amount of brokerage
  commissions paid during
  fiscal year ended 9/30/96  179,391   709,905      N/A       N/A

      Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

      During the last fiscal year, certain Funds and Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at Sept. 30, 1998:

Fund/Portfolio      Broker-Dealer                     Value of
                                                   Securities Held
                                                    (in thousands)
Balanced Portfolio  Lehman Brothers                    $  2,506
                    Associates Corp. of North America     2,090
Growth & Income
   Portfolio        Associates Corp. of North America    17,330
Growth Stock
  Portfolio         Associates Corp. of North America    38,635
                    Travelers Group                      18,750
Special Portfolio   Associates Corp. of North America    39,850
Large Company Focus
  Fund              Associates Corp. of North America     2,340
Growth Opportunities
  Fund              Associates Corp. of North America     1,915
Special Venture
  Portfolio         Associates Corp. of North America     4,650
Capital Opportuni-
  ties Fund         Associates Corp. of North America    34,825

             ADDITIONAL INCOME TAX CONSIDERATIONS

      Each Fund and Portfolio intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

      Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

      Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

      To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                      INVESTMENT PERFORMANCE

      A Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     For example, for a $1,000 investment in a Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at Sept. 30, 1998 were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
Growth & Income Fund
     1 year            $1,034          3.45%             3.45%
     5 years            2,092        109.17             15.90
     10 years           4,322        332.21             15.76

Balanced Fund
     1 year             1,001          0.14              0.14
     5 years            1,633         63.30             10.31
     10 years           3,033        203.26             11.73

Growth Stock Fund
     1 year             1,047          4.69              4.69
     5 years            2,207        120.72             17.16
     10 years           4,650        365.04             16.61

Special Fund
     1 year               808        -19.17            -19.17
     5 years            1,489         48.93              8.29
     10 years           3,489        248.87             13.31

Large Company Focus
  Fund
     Life of Fund*        873        -12.70                 -

Special Venture Fund
     1 year               679        -32.05            -32.05
     Life of Fund*      1,384         38.42              8.57

Capital Opportunities
  Fund
     1 year               868        -13.23            -13.23
     5 years            1,711         71.08             11.34
     10 years           3,186        218.61             12.29

Growth Opportunities
   Fund
     1 year               967         -3.34             -3.34
     Life of Fund*      1,041          4.10              3.27
______________________________________
*Life of Fund is from its date of public offering: 10/17/94 for Special Venture Fund; 6/30/97 for Growth Opportunities Fund; and 6/26/98 for Large Company Focus Fund.

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average      New York Stock Exchange
                                  Composite Index
Standard & Poor's 500 Stock Index American Stock Exchange
                                  Composite Index
Standard & Poor's 400 Industrials Nasdaq Composite
Russell 2000 Index                Nasdaq Industrials
Wilshire 5000
(These indexes are widely        (These indexes generally
recognized indicators of          reflect the performance of
general U.S. stock market         stocks traded in the
results.)                         indicated markets.)

     In addition, the Funds may compare performance to the indicated benchmarks:

Benchmark                           Fund(s)
Lipper Balanced Fund Average        Balanced Fund
Lipper Balanced Fund Index          Balanced Fund
Lipper Capital Appreciation Fund
   Average                          Capital Opportunities Fund,
                                    Growth Opportunities Fund,
                                    Large Company Focus Fund
Lipper Capital Appreciation Fund
   Index                            Capital Opportunities Fund,
                                    Growth Opportunities Fund,
                                    Large Company Focus Fund
Lipper Equity Fund Average          All Funds
Lipper General Equity Fund Average  All Funds
Lipper Growth & Income Fund Average Growth & Income Fund
Lipper Growth & Income Fund Index   Growth & Income Fund
Lipper Growth Fund Average          Growth Stock Fund, Special
                                    Fund
Lipper Growth Fund Index            Growth Stock Fund, Special
                                    Fund
Lipper Small Company Growth Fund
   Average                          Special Venture Fund
Lipper Small Company Growth
   Fund Index                       Special Venture Fund
Morningstar Aggressive Growth
   Fund Average                     Capital Opportunities Fund,
                                    Growth Opportunities Fund,
                                    Large Company Focus Fund
Morningstar All Equity Funds
   Average                          All Funds
Morningstar Advisor Balanced
   Fund Average                     Balanced Fund
Morningstar Domestic Stock Average  All Funds
Morningstar Equity Fund Average     All Funds
Morningstar Growth & Income Fund
   Average                          Growth & Income Fund
Morningstar Growth Fund Average     Growth Stock Fund, Special
                                    Fund
Morningstar Hybrid Fund Average     Balanced Fund
Morningstar Small Company Growth
   Fund Average                     Special Venture Fund
Morningstar Total Fund Average      All Funds
Value Line Index
(Widely recognized indicator of
the performance of small- and
medium-sized company stocks)        Capital Opportunities Fund,
                                    Special Fund, Special Venture
                                    Fund, Growth Opportunities
                                    Fund, Large Company Focus Fund
*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

     Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

      Of course, past performance is not indicative of future
results.
                           ________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                Common stocks
                Small company stocks
                Long-term corporate bonds
                Long-term government bonds
                Intermediate-term government bonds
                U.S. Treasury bills
                Consumer Price Index
                _____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

               TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] and the Stein Roe Personal Counselor [service mark] programs and asset allocation and other investment strategies.

         MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     Each of Growth & Income Fund, Balanced Fund, Growth Stock Fund, Special Fund, and Special Venture Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                           APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                      _______________________

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration
Statement of the Registrant on Form N-1A under the Securities
Act of 1933, No. 33-11351.]

(a)(1) Agreement and Declaration of Trust as amended through February 1, 1996. (Exhibit 1 to PEA #32.)*
   (2) Amendment dated December 13, 1996 to Agreement and
       Declaration of Trust.  (Exhibit 1(b) to PEA #37.)*

(b)(1) By-Laws of Registrant as amended through February
       3, 1993. (Exhibit 2 to PEA #34).*
   (2) Amendment to By-Laws dated February 4, 1998.
       (Exhibit 2(a) to PEA #45.)*

(c)    None.

(d)(1) Management Agreement between Registrant and Stein Roe & Farnham Incorporated dated August 15, 1995, as amended through February 2, 1999.
   (2) Management Agreement between SR&F Base Trust and Stein Roe & Farnham Incorporated dated August 15, 1995, as amended through March 3, 1998.
   (3) Sub-Advisor Agreement among Registrant, Stein Roe & Farnham Incorporated, and Newport Pacific Management, Inc. dated October 19, 1998.

(e)(1) Underwriting Agreement between Registrant and Liberty
       Funds Distributor, Inc. (formerly named Liberty Financial
       Investments, Inc.) dated January 1,1998, as amended through March 31, 1999.
   (2) Specimen copy of selected dealer agreement.
       (Exhibit 6(b) to PEA #40.)*

(f)    None.

(g)    Custodian Contract between Registrant and State
       Street Bank and Trust Company dated March 3, 1987, as amended through May 8, 1995.(Exhibit 8 to PEA #31.)*

(h)(1) Restated Transfer Agency Agreement between Registrant and SteinRoe Services Inc. dated August 1, 1995 as amended through March 31, 1999.
   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated dated August 1, 1994 as amended through March 31, 1999.
   (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated August 15, 1995 as amended through March 31, 1999.
   (4) Sub-Transfer Agent Agreement with Liberty Funds Services, Inc. (formerly named Colonial Investors Service Center) dated July 3, 1996, as amended through March 31, 1999.

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit
       10(a) to PEA #34).*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein
       Roe Growth & Income Fund), Stein Roe Capital
       Opportunities Fund, Stein Roe Special Fund,
       SteinRoe Stock Fund (now named Stein Roe Growth
       Stock Fund), SteinRoe Total Return Fund (now named
       Stein Roe Balanced Fund), Stein Roe International
       Fund, Stein Roe Young Investor  Fund, and Stein Roe
       Special Venture Fund.  (Exhibit 10(b) to PEA #34).*
   (3) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund.
       (Exhibit 10(d) to PEA #39.)*
   (4) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Large Company Focus Fund.
       (Exhibit 10(e) to PEA #45.)*
   (5) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Asia Pacific Fund. (Exhibit
       10(f) to PEA #46.)*
   (6) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Small Company Growth Fund.
       (Exhibit (i)(6) to PEA #54.)*

(j)(1) Consent of Arthur Andersen LLP.
   (2) Consent of Bell, Boyd & Lloyd. (Exhibit j(3) to PEA
       #49.)*
   (3) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
       #34).*

(k)    None.

(l)    Inapplicable.

(m)    None

(n)    Financial Data Schedules:
   (1) Stein Roe Growth & Income Fund.
   (2) Stein Roe Balanced Fund.
   (3) Stein Roe Growth Stock Fund.
   (4) Stein Roe Capital Opportunities Fund.
   (5) Stein Roe Special Fund.
   (6) Stein Roe International Fund.
   (7) Stein Roe Young Investor Fund.
   (8) Stein Roe Special Venture Fund.
   (9) Stein Roe Growth Opportunities Fund.
  (10) Stein Roe Large Company Focus Fund.

(o)    Inapplicable

(p)    (Miscellaneous.)  Mutual Fund Application.
------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with
Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISER.

The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION             PAST TWO YEARS
                      -------------------          -------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Thomas W. Butch       President; Director; Chmn.    Vice President
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
Karl J. Maurer        Comptroller
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
David P. Brady        Vice-President
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
E. Bruce Dunn                                       Vice-President
William M. Garrison   Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
Steven M. Salopek     Vice-President
M. Gerard Sandel                                    Vice-President
Gloria J. Santella                                  Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel                                    Vice-President
Gloria J. Santella                                  Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST, STEIN ROE FLOATING RATE LIMITED
LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President; Trustee
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds
Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Stein Roe Investment Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Liberty-Stein Roe
Advisor Trust, Stein Roe Institutional Trust, Stein Roe Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment
Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President      Senior V-P;
                                                     Treasurer
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rick              Senior Vice President         None
Bartlett, John            Managing Director             None
Blakeslee, James          Senior Vice President         None
Blumenfeld, Alex          Vice President                None
Bozek, James              Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Butch, Thomas W.          Senior Vice President      President
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Clapp, Elizabeth A.       Managing Director             None
Conlin, Nancy L.          Director; Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian H.       Vice President                None
Devaney, James            Senior Vice President         None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Dupree, Robert            Vice President                None
Emerson, Kim P.           Senior Vice President         None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Managing Director             None
Fifield, Robert           Vice President                None
Gariepy, Tom              Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director; Chairman of Board   None
Goldberg, Matthew         Senior Vice President         None
Gupta, Neeti              Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
Martin, John              Senior Vice President         None
Martin, Peter             Vice President                None
McCombs, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Senior Vice President         None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morse, Jonathan           Vice President                None
Nickodemus, Paul          Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Place, Jeffrey            Managing Director             None
Powell, Douglas           Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Raftery-Arpino, Linda     Senior Vice President         None
Ratto, Gregory            Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Santosuosso, Louise       Senior Vice President         None
Schulman, David           Senior Vice President         None
Shea, Terence             Vice President                None
Sideropoulos, Lou         Vice President                None
Sinatra, Peter            Vice President                None
Smith, Darren             Vice President                None
Soester, Trisha           Vice President                None
Studer, Eric              Vice President                None
Sweeney, Maureen          Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
VanEtten, Keith H.        Senior Vice President         None
Walter, Heidi J.          Vice President             V-P & Secy.
Wess, Valerie             Senior Vice President         None
Young, Deborah            Vice President                None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger and Butch is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 6th day of May, 1999.

                                   STEIN ROE INVESTMENT TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
THOMAS W. BUTCH             President             May 6, 1999
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-          May 6, 1999
Gary A. Anetsberger         President; Treasurer
Principal Financial Officer

PATRICIA J. JUDGE           Controller            May 6, 1999
Patricia J. Judge
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               May 6, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               May 6, 1999
William W. Boyd

LINDSAY COOK                Trustee               May 6, 1999
Lindsay Cook

___________________         Trustee               ___________
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               May 6, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               May 6, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               May 6, 1999
Thomas C. Theobald

*Each person signing this amendment is signing in his or her indicated capacity with the Registrant and also in the same capacity with SR&F Base Trust.

                     STEIN ROE INVESTMENT TRUST
             INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  ------------
(d)(1)   Management Agreement
   (2)   SR&F Base Trust Management Agreement
   (3)   Sub-Advisory Agreement

(e)(1)   Underwriting Agreement

(h)(1)   Restated Transfer Agency Agreement
   (2)   Accounting and Bookkeeping Agreement
   (3)   Administrative Agreement
   (4)   Sub-Transfer Agent Agreement

(j)(1)   Consent of Arthur Andersen LLP

(n)      Financial Data Schedules:
   (1)   Stein Roe Growth & Income Fund
   (2)   Stein Roe Balanced Fund
   (3)   Stein Roe Growth Stock Fund
   (4)   Stein Roe Capital Opportunities Fund
   (5)   Stein Roe Special Fund
   (6)   Stein Roe International Fund
   (7)   Stein Roe Young Investor Fund
   (8)   Stein Roe Special Venture Fund
   (9)   Stein Roe Growth Opportunities Fund
  (10)   Stein Roe Large Company Focus Fund

(p)      Mutual Fund Application